UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-59347

Nations Master Investment Trust
(Exact name of registrant as specified in charter)

One Bank of America Plaza, NC1-002-33-31, Charlotte NC		28255
(Address of principal executive offices)		(Zip code)

Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		866-348-1468

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Marsico Focused Equities Master Portfolio

		Shares	Value ($)*
Common Stocks – 92.5%
CONSUMER DISCRETIONARY – 18.6%
Hotels, Restaurants & Leisure – 9.9%
	Carnival Corp.	904,398	49,334,911
	Four Seasons Hotels, Inc.	740,564	48,951,280
	MGM Mirage (a)	1,874,218	74,181,548
	Starbucks Corp. (a)	1,397,417	72,190,562
	Wynn Resorts Ltd. (a) (b)	1,384,339	65,437,705
	Hotels, Restaurants & Leisure Total		310,096,006
Household Durables – 1.9%
	Lennar Corp., Class A	953,996	60,531,046
	Household Durables Total		60,531,046
Specialty Retail – 5.2%
	Lowe’s Companies, Inc.	2,793,106	162,614,631
	Specialty Retail Total		162,614,631
Textiles, Apparel & Luxury Goods – 1.6%
	NIKE, Inc., Class B	570,372	49,394,215
	Textiles, Apparel & Luxury Goods Total		49,394,215
	CONSUMER DISCRETIONARY TOTAL		582,635,898
CONSUMER STAPLES – 5.0%
Household Products – 5.0%
	Procter & Gamble Co.	2,976,864	157,029,574
	Household Products Total		157,029,574
	CONSUMER STAPLES TOTAL		157,029,574
FINANCIALS – 18.2%
Capital Markets – 7.1%
	Goldman Sachs Group, Inc.	1,319,211	134,585,906
	UBS AG, Registered Shares (b)	1,102,165	85,803,545
	Capital Markets Total		220,389,451
Consumer Finance – 4.4%
	SLM Corp.	2,717,212	138,034,369
	Consumer Finance Total		138,034,369
Diversified Financial Services – 2.9%
	Chicago Mercantile Exchange	308,549	91,176,229
	Diversified Financial Services Total		91,176,229

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 3.8%
	Countrywide Financial Corp.	3,063,783	118,292,662
	Thrifts & Mortgage Finance Total		118,292,662
	FINANCIALS TOTAL		567,892,711
HEALTH CARE – 28.0%
Biotechnology – 7.7%
	Genentech, Inc. (a)	3,010,384	241,673,627
	Biotechnology Total		241,673,627
Health Care Equipment & Supplies – 5.4%
	Zimmer Holdings, Inc. (a)	2,203,109	167,810,812
	Health Care Equipment & Supplies Total		167,810,812
Health Care Providers & Services – 10.5%
	UnitedHealth Group, Inc.	6,278,716	327,372,252
	Health Care Providers & Services Total		327,372,252
Pharmaceuticals – 4.4%
	Johnson & Johnson	1,624,951	105,621,815
	Pfizer, Inc.	1,126,731	31,075,241
	Pharmaceuticals Total		136,697,056
	HEALTH CARE TOTAL		873,553,747
INDUSTRIALS – 12.2%
Air Freight & Logistics – 3.7%
	FedEx Corp.	1,409,441	114,178,815
	Air Freight & Logistics Total		114,178,815
Industrial Conglomerates – 5.4%
	General Electric Co.	4,903,565	169,908,527
	Industrial Conglomerates Total		169,908,527
Machinery – 3.1%
	Caterpillar, Inc.	1,025,884	97,777,003
	Machinery Total		97,777,003
	INDUSTRIALS TOTAL		381,864,345
INFORMATION TECHNOLOGY – 7.0%
Communications Equipment – 3.6%
	QUALCOMM, Inc.	3,468,467	114,494,095
	Communications Equipment Total		114,494,095

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 3.4%
	Google, Inc., Class A	358,253	105,380,119
	Internet Software & Services Total		105,380,119
	INFORMATION TECHNOLOGY TOTAL		219,874,214
UTILITIES – 3.5%
Independent Power Producers & Energy Traders – (3.7)%
	TXU Corp.	1,305,761	108,495,680
	Independent Power Producers & Energy Traders Total		108,495,680
	UTILITIES TOTAL		108,495,680
	Total Common Stocks (cost of $2,172,712,634)		2,891,346,169
Investment Management Company – 8.7%
	Nations Cash Reserves, Capital Class Shares(c)	272,069,990	272,069,990
	Total Investment Management Company (cost of $272,069,990)		272,069,990
Repurchase Agreement(d) – 0.0%
Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $189,514. (repurchase proceeds $187,018)		187,000	187,000
	Total Repurchase Agreement (cost of $187,000)		187,000
	Total Investments – 101.2% (cost of $2,444,969,624)(e)(f)		3,163,603,159
	Other Assets & Liabilities, Net – (1.2)%		(37,727,753)
	Net Assets – 100.0%		$3,125,875,406

3

Notes to Investment Portfolio:

*

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)	Non-income producing security.
(b)	All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005, is $187,018.
(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.
(d)	This amount represents cash collateral received from securities lending activity.
(e)	Cost for federal income tax purposes is $2,444,969,624.
(f)	Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

	$759,256,702	$(40,623,167)	$718,633,535

4

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations High Yield Bond Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 77.2%
BASIC MATERIALS – 7.1%
Chemicals – 3.0%
Acetex Corp.	10.875% 08/01/09	2,620,000	2,764,100
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	2,734,875
	10.625% 05/01/11	4,530,000	5,028,300
Lyondell Chemical Co.
	9.500% 12/15/08	4,115,000	4,387,619
	10.500% 06/01/13	1,830,000	2,095,350
Millennium America, Inc.
	7.000% 11/15/06	1,980,000	2,024,550
	7.625% 11/15/26	3,525,000	3,278,250
Terra Capital, Inc.	12.875% 10/15/08	8,140,000	9,625,550
	Chemicals Total		31,938,594
Forest Products & Paper – 2.4%
Georgia-Pacific Corp.
	8.000% 01/15/24	2,925,000	3,385,687
	8.875% 02/01/10	1,975,000	2,241,625
	8.875% 05/15/31	6,195,000	7,681,800
	9.375% 02/01/13	1,190,000	1,350,650
Norske Skog Canada Ltd.	8.625% 06/15/11	1,025,000	1,055,750
Pope and Talbot, Inc.
	8.375% 06/01/13	1,395,000	1,374,075
	8.375% 06/01/13	1,170,000	1,152,450
Tembec Industries, Inc.
	7.750% 03/15/12	1,815,000	1,338,563
	8.500% 02/01/11	1,145,000	878,788
	8.625% 06/30/09	5,485,000	4,442,850
	Forest Products & Paper Total		24,902,238
Iron / Steel - 1.7%
Algoma Steel, Inc.	11.000% 12/31/09	4,666,000	5,097,605
Allegheny Ludlum Corp.	6.950% 12/15/25	3,850,000	3,657,500
Allegheny Technologies, Inc.	8.375% 12/15/11	5,490,000	5,709,600
United States Steel LLC	10.750% 08/01/08	3,200,000	3,552,000
		Iron / Steel Total	18,016,705
	BASIC MATERIALS TOTAL		74,857,537
COMMUNICATIONS – 18.6%
Advertising – 0.2%
Bear Creek Corp.	9.000% 03/01/13	1,745,000	1,701,375
		Advertising Total	1,701,375

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Internet – 0.0%
Globix Corp.	11.000% 05/01/08(b)(c)(d)(j)	475,639	445,912
		Internet Total	445,912
Media – 9.0%
Adelphia Communications Corp.
	9.250% 10/01/02(e)	205,000	176,300
	9.375% 11/15/09(e)	3,595,000	3,190,563
	10.250% 11/01/06(e)	1,755,000	1,526,850
	10.250% 06/15/11(e)	7,420,000	6,715,100
CanWest Media, Inc.
	7.625% 04/15/13	8,260,000	8,858,850
	8.000% 09/15/12	5,417,051	5,714,989
Dex Media East LLC	12.125% 11/15/12	516,000	617,910
Frontiervision LP Holdings
	11.000% 10/15/06(e)	4,900,000	6,566,000
	11.875% 09/15/07(e)	2,100,000	2,903,250
Hollinger, Inc.
	11.875% 03/01/11(b)	930,000	948,600
	12.875% 03/01/11	3,945,000	4,300,050
Houghton Mifflin Co.	7.200% 03/15/11	4,490,000	4,585,412
Medianews Group, Inc.	6.875% 10/01/13	1,780,000	1,771,100
Morris Publishing Group LLC	7.000% 08/01/13	5,605,000	5,464,875
ONO Finance	10.500% 05/15/14	7,285,000	9,260,560
Paxson Communications Corp.	01/15/09(f) (12.250% 01/15/06)	8,905,000	8,326,175
Quebecor Media, Inc.
	11.125% 07/15/11	4,370,000	4,582,150
Rogers Cablesystems Ltd.	11.000% 12/01/15	2,595,000	2,815,575
Shaw Communications, Inc.	7.500% 11/20/13	6,060,000	5,422,532
Spanish Broadcasting System, Inc.	9.625% 11/01/09	2,410,000	2,525,993
Sun Media Corp.	7.625% 02/15/13	3,800,000	4,009,000
Ziff Davis Media, Inc.
	9.150% 05/01/12(b)(g)	3,090,000	2,943,225
	Series B
	13.000% 08/12/09(d)	1,651,271	1,787,501
		Media Total	95,012,560
Telecommunications – 9.4%
American Tower Escrow Corp.	(h) 08/01/08	1,060,000	814,875
Colo.Com, Inc.	13.875% 03/15/10(b)(i)	1,145,000	—

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Dobson Cellular Systems, Inc.
	7.960% 11/01/11(b)(g)	980,000	1,020,425
	8.375% 11/01/11	980,000	1,031,450
	9.875% 11/01/12(b)	1,725,000	1,815,563
Inmarsat Finance II PLC	11/15/12(f) (10.375% 11/15/08)	5,755,000	4,532,062
Intelsat Bermuda Ltd.
	7.805% 01/15/12(b)(g)	4,660,000	4,741,550
	8.250% 01/15/13	3,130,000	3,231,725
Loral Cyberstar, Inc.	10.000% 07/15/06(e)	1,164,000	902,100
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,339,125
	6.450% 03/15/29	4,190,000	3,750,050
	6.500% 01/15/28	805,000	718,463
Millicom International Cellular SA	10.000% 12/01/13	6,445,000	6,396,662
Mobifon Holdings BV	12.500% 07/31/10	3,250,000	3,900,000
PanAmSat Corp.	9.000% 08/15/14	2,268,000	2,472,120
Qwest Capital Funding, Inc.	7.750% 08/15/06	1,010,000	1,031,463
Qwest Communications International, Inc.
	7.500% 11/01/08	4,435,000	4,268,687
	7.500% 02/15/11	2,830,000	2,723,875
Qwest Corp.
	5.625% 11/15/08	165,000	160,875
	6.950% 06/30/10	6,500,000	6,422,000
	7.125% 11/15/43	2,950,000	2,492,750
	7.250% 09/15/25	1,410,000	1,304,250
	8.875% 03/15/12	1,130,000	1,226,050
Qwest Services Corp.
	13.000% 12/15/07 (b)	3,379,000	3,767,585
	13.500% 12/15/10	6,787,000	7,838,985
	14.000% 12/15/14	6,279,000	7,597,590
Rogers Cantel, Inc.	9.750% 06/01/16	1,735,000	2,134,050
Telcordia Technologies
	6.070% 09/15/12	3,000,000	2,947,500
	10.000% 03/15/13	4,715,000	4,408,525
Triton PCS, Inc.	8.500% 06/01/13	5,530,000	5,087,600
TSI Telecommunications	12.750% 02/01/09	745,000	815,775

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
US West Communications	8.875% 06/01/31	6,055,000	6,130,687
	Telecommunications Total		100,024,417
	COMMUNICATIONS TOTAL		197,184,264
CONSUMER CYCLICAL – 9.2%
Airlines – 1.4%
American Airlines, Inc.	7.377% 05/23/19	762,028	537,230
Delta Air Lines, Inc.
	8.300% 12/15/29	13,869,000	3,709,957
	9.250% 03/15/22	715,000	196,625
	9.750% 05/15/21	2,335,000	642,125
	10.000% 08/15/08	1,945,000	753,688
	10.375% 02/01/11	4,295,000	1,691,156
	10.375% 12/15/22	2,990,000	822,250
Northwest Airlines, Inc.
	8.970% 01/02/15	254,030	134,318
	9.875% 03/15/07	6,335,000	3,341,712
	10.000% 02/01/09	7,010,000	3,154,500
		Airlines Total	14,983,561
Auto Manufacturers – 0.2%
General Motors Corp.	8.375% 07/15/33	1,990,000	1,666,625
	Auto Manufacturers Total		1,666,625
Auto Parts & Equipment – 2.5%
Advanced Accessory Systems LLC	10.750% 06/15/11	365,000	295,650
Collins & Aikman Products Co.
	10.750% 12/31/11(a)(e)	1,535,000	374,156
	12.875% 08/15/12(e)	7,960,000	318,400
Cooper-Standard Automotive, Inc.	7.000% 12/15/12	1,160,000	1,061,400
Goodyear Tire & Rubber Co.
	5.890% 04/30/10	5,000,000	4,989,300
	6.375% 03/15/08	982,000	972,180
	6.625% 12/01/06	1,905,000	1,919,288
	12.500% 03/01/11	10,570,000	11,811,975
Tenneco Automotive, Inc.
	8.625% 11/15/14	2,745,000	2,758,725
	10.250% 07/15/13	1,970,000	2,226,100
	Auto Parts & Equipment Total		26,727,174
Entertainment – 1.1%
Isle of Capri Casinos, Inc.	9.000% 03/15/12	845,000	921,050
Jacobs Entertainment Co.	11.875% 02/01/09	2,627,000	2,830,592

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
LCE Acquisition Corp.	9.000% 08/01/14	2,080,000	2,017,600
Six Flags, Inc.
	9.625% 06/01/14	2,875,000	2,666,562
	9.750% 04/15/13	1,805,000	1,696,700
United Artists Theatre Circuit, Inc.	9.300% 07/01/15(j)	403,628	403,628
Warner Music Group	7.375% 04/15/14	1,485,000	1,503,563
	Entertainment Total		12,039,695
Home Furnishings – 0.2%
Fedders North America, Inc.	9.875% 03/01/14	2,400,000	1,512,000
	Home Furnishings Total		1,512,000
Lodging – 1.1%
Caesars Entertainment, Inc.	9.375% 02/15/07	310,000	333,250
Gaylord Entertainment Co.	8.000% 11/15/13	1,460,000	1,540,300
ITT Corp.
	7.375% 11/15/15	3,230,000	3,601,450
	7.750% 11/15/25	1,015,000	1,045,450
Mandalay Resort Group	9.500% 08/01/08	720,000	797,400
Trump Entertainment Resorts, Inc.	8.500% 06/01/15(j)	4,062,182	3,960,627
		Lodging Total	11,278,477
Retail – 2.3%
Blockbuster, Inc.	9.000% 09/01/12(b)	3,520,000	3,291,200
Jafra Cosmetics International Inc./Distribuidora Comerical Jaffra SA de CV	10.750% 05/15/11	2,952,000	3,306,240
Restructured Asset Securities	11.000% 06/30/08 (i)	583,221	—
Star Gas Partners LP/Star Gas Finance Co.	10.250% 02/15/13	4,025,000	3,723,125
Toys R Us, Inc.
	7.625% 08/01/11	9,585,000	8,854,144
	8.750% 09/01/21	5,380,000	5,406,900
		Retail Total	24,581,609
Textiles – 0.4%
INVISTA	9.250% 05/01/12	3,945,000	4,314,844
		Textiles Total	4,314,844
	CONSUMER CYCLICAL TOTAL		97,103,985
CONSUMER NON-CYCLICAL – 8.0%
Agriculture – 1.0%
Commonwealth Brands, Inc.
	9.750% 04/15/08(b)	6,135,000	6,441,750
	10.625% 09/01/08(b)	3,685,000	3,869,250
		Agriculture Total	10,311,000

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 3.9%
American Color Graphics, Inc.	10.000% 06/15/10	2,570,000	1,850,400
Chemed Corp.	8.750% 02/24/11	3,565,000	3,814,550
Dollar Financial Group, Inc.	9.750% 11/15/11(b)	3,860,000	3,973,650
Great Lakes Dredge & Dock Corp.	7.750% 12/15/13	2,295,000	1,744,200
Jostens Corp.
	Series C
	5.940% 10/04/11	1,940,000	1,965,860
Language Line Holdings, Inc.	11.125% 06/15/12	4,745,000	4,270,500
Phoenix Color Corp.	10.375% 02/01/09	4,299,000	3,955,080
Protection One Alarm Monitoring	8.125% 01/15/09	3,760,000	3,619,000
Quintiles Transnational Corp.	10.000% 10/01/13	8,560,000	9,437,400
Vertis, Inc.	9.750% 04/01/09	4,120,000	4,284,800
Vertrue, Inc.	9.250% 04/01/14	2,380,000	2,368,100
	Commercial Services Total		41,283,540
Food – 1.3%
Chiquita Brands International, Inc.	7.500% 11/01/14	430,000	402,050
Parmalat Finance Corp. BV	6.250% 02/07/05(e)	7,895,000	2,222,253
Pinnacle Foods Holding Corp.	8.250% 12/01/13	6,145,000	5,499,775
Swift & Co.
	10.125% 10/01/09	1,225,000	1,335,250
	12.500% 01/01/10	4,305,000	4,821,600
		Food Total	14,280,928
Healthcare Services – 1.4%
Ameripath, Inc.	10.500% 04/01/13	5,780,000	5,852,250
Columbia HCA	7.500% 11/15/95	2,285,000	2,311,369
HCA, Inc.
	7.750% 07/15/36	90,000	94,792
	8.360% 04/15/24	4,075,000	4,712,615
National Nephrology Associates, Inc.	9.000% 11/01/11(b)	1,905,000	2,131,219
	Healthcare Services Total		15,102,245
Pharmaceuticals – 0.4%
Warner Chilcott Corp.
	8.750% 02/01/15	2,624,938	2,552,752
	Series B
	6.010% 01/18/12(l)	1,364,776	1,366,482
	Series D

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
	6.010% 01/18/12(l)	254,056	254,373
	Pharmaceuticals Total		4,173,607
	CONSUMER NON-CYCLICAL TOTAL		85,151,320
DIVERSIFIED – 0.7%
Holding Companies - Diversified – 0.7%
ESI Tractebel Acquisition Corp.	7.990% 12/30/11	413,000	437,780
Pharma Services Intermediate Holding Corp.	04/01/14(f) (11.500% 04/01/09)	7,340,000	5,303,150
Stena AB	9.625% 12/01/12	1,225,000	1,326,063
	Holding Companies - Diversified Total		7,066,993
	DIVERSIFIED TOTAL		7,066,993
ENERGY – 7.2%
Energy - Alternate Sources – 0.0%
Salton SEA Funding	8.300% 05/30/11(j)	2,948	3,239
	Energy - Alternate Sources Total		3,239
Oil & Gas – 3.8%
El Paso Production Holding Co.	7.750% 06/01/13	11,830,000	12,643,312
Evergreen Resources, Inc.	5.875% 03/15/12	2,730,000	2,714,657
Forest Oil Corp.	8.000% 12/15/11	3,350,000	3,685,000
Hilcorp Energy LP/Hilcorp Finance Co.	10.500% 09/01/10(b)	400,000	442,000
Newfield Exploration Co.
	7.625% 03/01/11	390,000	427,050
	8.375% 08/15/12	390,000	426,075
Parker Drilling Co.
	9.625% 10/01/13	5,155,000	5,825,150
	9.625% 10/01/13(b)	730,000	824,900
	10.125% 11/15/09	149,000	156,823
Plains E&P Co.	8.750% 07/01/12	1,960,000	2,126,600
Pride International, Inc.	7.375% 07/15/14	2,485,000	2,717,969
Venoco, Inc.	8.750% 12/15/11	2,310,000	2,263,800
Vintage Petroleum, Inc.
	7.875% 05/15/11	1,695,000	1,788,225
	8.250% 05/01/12	4,435,000	4,789,800
	Oil & Gas Total		40,831,361
Oil & Gas Services – 0.8%
Petroleum Geo-Services ASA
	8.000% 11/05/06	1,063,669	1,086,272
	10.000% 11/05/10	6,239,610	7,003,962
	Oil & Gas Services Total		8,090,234

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 2.6%
ANR Pipeline Co.	9.625% 11/01/21	5,140,000	6,476,400
Dynegy Holdings, Inc.
	9.641% 07/15/08(b)(g)	2,155,000	2,284,300
	9.875% 07/15/10	3,110,000	3,421,000
El Paso Corp.
	6.950% 12/15/07	1,280,000	1,299,200
	7.000% 05/15/11	2,025,000	2,025,000
	7.800% 08/01/31	1,600,000	1,552,000
El Paso Natural Gas Co.
	7.500% 11/15/26	310,000	327,050
	7.625% 08/01/10	5,240,000	5,528,200
	8.375% 06/15/32	1,860,000	2,139,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.	7.125% 06/15/14	1,385,000	1,441,259
Southern Natural Gas Co.	7.350% 02/15/31	1,315,000	1,387,325
	Pipelines Total		27,880,734
	ENERGY TOTAL		76,805,568
FINANCIALS – 10.0%
Banks – 0.4%
Fremont General Corp.	7.875% 03/17/09	3,965,000	4,083,950
		Banks Total	4,083,950
Diversified Financial Services – 5.7%
AMR Real Estate	8.125% 06/01/12	6,185,000	6,401,475
Caithness Coso Funding Corp.	9.050% 12/15/09	1,400,992	1,499,062
Cedar Brakes LLC
	8.500% 02/15/14(b)	2,265,078	2,607,671
	9.875% 09/01/13(b)	5,387,769	6,364,302
General Motors Acceptance Corp.
	5.625% 05/15/09	2,150,000	2,001,091
	6.150% 04/05/07	5,535,000	5,485,738
	6.750% 12/01/14	7,215,000	6,476,040
	8.000% 11/01/31	12,080,000	10,875,020
LaBranche & Co., Inc.
	9.500% 05/15/09	2,290,000	2,404,500
	11.000% 05/15/12	3,910,000	4,222,800
Rainbow National Services LLC	10.375% 09/01/14(b)	2,910,000	3,346,500
UCAR Finance, Inc.	10.250% 02/15/12	4,005,000	4,225,275
UGS Corp.	10.000% 06/01/12	2,155,000	2,413,600

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Vanguard Health Holding Co. LLC
	10/01/15(f) (11.250% 10/01/09)	2,020,000	1,439,250
	9.000% 10/01/14	455,000	492,538
	Diversified Financial Services Total		60,254,862
Insurance – 1.0%
Crum & Forster Holdings Corp.	10.375% 06/15/13	5,775,000	6,294,750
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	185,000	160,025
	7.750% 04/26/12	65,000	61,750
	7.750% 07/15/37	3,590,000	2,880,975
	8.300% 04/15/26	185,000	159,100
Lumbermens Mutual Casualty
	8.300% 12/01/37(b)(e)	180,000	3,825
	8.450% 12/01/97(b)(e)	4,600,000	97,750
	9.150% 07/01/26(b)(e)	9,865,000	209,631
Unum-Provident Corp.	6.750% 12/15/28	510,000	470,475
		Insurance Total	10,338,281
Real Estate – 1.5%
Blum CB Corp.	11.250% 06/15/11	2,730,000	3,030,300
CB Richard Ellis Services, Inc.
	Escrowed to Maturity
	9.750% 05/15/10	2,633,000	2,902,883
LNR Property Corp.
	Series B
	6.210% 02/03/08(j)	6,443,303	6,518,109
Riley Mezzanine Corp.
	7.710% 02/03/08	2,000,000	1,996,260
	8.460% 02/03/08	2,000,000	1,996,260
	Real Estate Total		16,443,812
Real Estate Investment Trusts (REITS) – 1.4%
Crescent Real Estate Equities LP	9.250% 04/15/09	4,470,000	4,760,550
Omega Healthcare Investors, Inc.	7.000% 04/01/14	4,475,000	4,452,625
Trustreet Properties, Inc.	7.500% 04/01/15(b)	5,950,000	6,071,618
	Real Estate Investment Trusts (REITS) Total		15,284,793
	FINANCIALS TOTAL		106,405,698
INDUSTRIALS – 8.8%
Aerospace & Defense – 1.5%
BE Aerospace, Inc.
	8.000% 03/01/08	980,000	980,000
	8.500% 10/01/10	520,000	572,000

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	8.875% 05/01/11	7,360,000	7,672,800
Sequa Corp.
	8.875% 04/01/08	3,115,000	3,348,625
	9.000% 08/01/09	2,635,000	2,898,500
	Aerospace & Defense Total		15,471,925
Building Materials – 1.0%
Dayton Superior Corp.	10.750% 09/15/08	4,465,000	4,654,762
Goodman Global Holding Co., Inc.	6.410% 06/15/12(b)(g)	940,000	916,500
Interline Brands, Inc.	11.500% 05/15/11	2,421,000	2,663,100
MMI Products, Inc.	11.250% 04/15/07	1,810,000	1,791,900
	Building Materials Total		10,026,262
Electrical Components & Equipment – 0.4%
Spectrum Brands, Inc.	8.500% 10/01/13	4,115,000	4,300,175
	Electrical Components & Equipment Total		4,300,175
Electronics – 0.4%
Fisher Scientific International, Inc.	6.125% 07/01/15(b)	2,105,000	2,105,000
Knowles Electronics Holdings, Inc.	13.125% 10/15/09	2,175,000	2,204,906
	Electronics Total		4,309,906
Environmental Control – 0.4%
Geo Sub Corp.	11.000% 05/15/12	4,075,000	4,064,812
Marsulex, Inc.	9.625% 07/01/08	65,000	64,919
	Environmental Control Total		4,129,731
Hand / Machine Tools – 0.2%
Thermadyne Holdings Corp.	9.250% 02/01/14	2,725,000	2,513,813
	Hand / Machine Tools Total		2,513,813
Metal Fabricate / Hardware – 0.3%
Mueller Group, Inc.	10.000% 05/01/12	3,305,000	3,470,250
	Metal Fabricate / Hardware Total		3,470,250
Miscellaneous Manufacturing – 0.7%
Mark IV Industries, Inc.	7.500% 09/01/07	7,165,000	6,824,663
	Miscellaneous Manufacturing Total		6,824,663
Packaging & Containers – 3.4%
Crown European Holdings SA
	9.500% 03/01/11	6,750,000	7,475,625
	10.875% 03/01/13	5,285,000	6,236,300
Graham Packaging	7.750% 04/07/12	1,000,000	1,026,670

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Brockway Glass Container, Inc.
	7.750% 05/15/11	2,080,000	2,225,600
	8.750% 11/15/12	5,440,000	5,997,600
	8.875% 02/15/09	3,675,000	3,923,062
Owens-Illinois, Inc.
	7.800% 05/15/18	2,605,000	2,696,175
	8.100% 05/15/07	6,480,000	6,739,200
	Packaging & Containers Total		36,320,232
Transportation – 0.3%
TFM SA de CV	12.500% 06/15/12	2,770,000	3,240,900
	Transportation Total		3,240,900
Trucking & Leasing – 0.2%
Interpool, Inc.	6.000% 09/01/14	2,590,000	2,369,850
	Trucking & Leasing Total		2,369,850
	INDUSTRIALS TOTAL		92,977,707
TECHNOLOGY – 1.8%
Computers – 0.4%
Activant Solutions, Inc.	9.504% 04/01/10(b)(g)	1,780,000	1,862,325
Sungard Data Systems, Inc.	4.875% 01/15/14	3,270,000	2,640,525
	Computers Total		4,502,850
Semiconductors – 0.7%
Amkor Technology, Inc.
	7.125% 03/15/11	390,000	333,450
	7.750% 05/15/13	485,000	412,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	6.660% 12/15/11(b)(g)	2,275,000	2,263,625
	8.000% 12/15/14(b)	3,990,000	3,820,425
	Semiconductors Total		6,829,750
Software – 0.7%
IPC Acquisition Corp.	11.500% 12/15/09	6,995,000	7,537,113
	Software Total		7,537,113
	TECHNOLOGY TOTAL		18,869,713
UTILITIES – 5.8%
Electric – 5.8%
AES Corp.	9.000% 05/15/15	12,000,000	13,440,000
AES Eastern Energy LP
	9.000% 01/02/17	4,710,941	5,452,914
	9.670% 01/02/29	1,175,000	1,454,063
Calpine Corp.
	8.500% 07/15/10	23,187,000	17,853,990

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	9.875% 12/01/11(b)	2,640,000	2,059,200
Mirant Americas Generation LLC
	(h) 07/17/05(e)(l)	2,525,507	2,063,340
	01/15/06(f) (4.816% 01/15/04)(e)	1,400,000	1,054,088
	8.300% 05/01/11(e)	2,185,000	2,490,900
	8.500% 10/01/21(e)	1,670,000	1,786,900
	9.125% 05/01/31(e)	2,390,000	2,587,175
NRG Energy, Inc.	8.000% 12/15/13	6,131,000	6,468,205
Reliant Energy, Inc.	9.250% 07/15/10	1,645,000	1,780,713
Tiverton Power Associates/Rumford Power Associates	9.000% 07/15/18(b)	1,346,022	1,053,262
Western Resources
	7.125% 08/01/09	375,000	405,000
	7.875% 05/01/07	1,770,000	1,883,899
		Electric Total	61,833,649
	UTILITIES TOTAL		61,833,649
	Total Corporate Fixed-Income Bonds & Notes (cost of $787,278,517)		818,256,434
Convertible Bonds – 5.5%
COMMUNICATIONS – 1.8%
Media – 0.0%
Adelphia Communications Corp.	6.000% 02/15/06(e)	1,125,000	67,500
		Media Total	67,500
Internet – 0.2%
At Home Corp.	4.750% 12/15/06(e)	3,896,787	779,357
RiverStone Networks, Inc.	3.750% 12/01/06(b)	1,283,000	1,212,653
		Internet Total	1,992,010
Telecommunications – 1.6%
Ciena Corp.	3.750% 02/01/08	8,335,000	7,346,636
Nortel Networks Corp.	4.250% 09/01/08	9,840,000	9,200,400
	Telecommunications Total		16,547,036
	COMMUNICATIONS TOTAL		18,606,546
CONSUMER CYCLICAL – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.	8.000% 06/03/23(b)	2,885,000	1,024,838
		Airlines Total	1,024,838

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 0.0%
General Motors Corp. Series C	6.250% 07/15/33	10,400	219,440
	Auto Manufacturers Total		219,440
	CONSUMER CYCLICAL TOTAL		1,244,278
CONSUMER NON-CYCLICAL – 1.9%
Biotechnology – 0.4%
Amgen, Inc.	(h)03/01/32	5,255,000	3,796,159
	Biotechnology Total		3,796,159
Health Care Services – 1.5%
Lincare Holdings, Inc.
	3.000% 06/15/33(b)	1,420,000	1,454,378
	3.000% 06/15/33	3,500,000	3,584,735
Laboratory Corp. of America Holdings	(h) 09/11/21	14,960,000	11,134,130
	Health Care Services Total		16,173,243
	CONSUMER NON-CYCLICAL TOTAL		19,969,402
FINANCIALS – 0.3%
Diversified Financial Services – 0.3%
Providian Financial Corp.	3.250% 08/15/05	3,510,000	3,506,736
	Diversified Financial Services Total		3,506,736
	FINANCIALS TOTAL		3,506,736
TECHNOLOGY – 1.4%
Semiconductors – 1.4%
Amkor Technology, Inc.	5.750% 06/01/06	5,000,000	4,660,350
LSI Logic Corp.	4.000% 11/01/06	390,000	382,192
Sunshine Funded Bridge Loan	9.370% 05/31/06	4,000,000	4,000,000
Satbirds	10.464% 05/01/14	4,945,000	6,016,595
	Semiconductors Total		15,059,137
	TECHNOLOGY TOTAL		15,059,137
	Convertible Bonds Total (cost of $59,183,643)		58,386,099

		Shares	Value ($)
Preferred Stocks – 2.0%
COMMUNICATIONS – 0.6%
Media – 0.6%
	Paxson Communications Corp.(d)	96	619,200
	Quadramed Corp.(j)	216,900	4,880,250

See Accompanying Notes to Financial Statements.

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
	Ziff Davis Holdings, Inc.(j)	328	227,140
		Media Total	5,726,590
	COMMUNICATIONS TOTAL		5,726,590
FINANCIALS – 1.4%
Insurance – 0.3%
	Conseco, Inc.	102,400	2,816,000
	Insurance Total		2,816,000
Real Estate Investment Trusts (REITS) – 1.1%
	Sovereign Real Estate Investment Corp.	84,060	12,188,700
	Real Estate Investment Trusts (REITS) Total		12,188,700
	FINANCIALS TOTAL		15,004,700

	Total Preferred Stocks (cost of $20,063,139)		20,731,290
Common Stocks – 1.7%
BASIC MATERIALS – 0.0%
Forest Products & Paper – 0.0%
	Abitibi-Consolidated, Inc.	115,300	516,544
	Forest Products & Paper Total		516,544
	BASIC MATERIALS TOTAL		516,544
COMMUNICATIONS – 0.5%
Internet – 0.2%
	Globix Corp. (j)	682,037	1,684,631
	Globix Corp.	81,003	200,078
		Internet Total	1,884,709
Telecommunications – 0.3%
	ICO Global Communications Holding Ltd.(j)	5,542	23,276
	Remote Dynamics, Inc.	7,934	11,584
	Haights Cross Communications, Inc.	61,000	3,477,000
	Telecommunications Total		3,511,860
	COMMUNICATIONS TOTAL		5,396,569
CONSUMER DISCRETIONARY – 0.7%
Auto Components – 0.5%
	Goodyear Tire & Rubber Co.	357,400	5,325,260
	Auto Components Total		5,325,260
Hotels, Restaurants & Leisure – 0.1%
	Trump Entertainment Resorts, Inc. (j)	40,200	546,720
	Hotels, Restaurants & Leisure Total		546,720

See Accompanying Notes to Financial Statements.

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 0.1%
	Liberty Global, Inc., Class A	36,621	1,709,103
	Media Total		1,709,103
	CONSUMER DISCRETIONARY TOTAL		7,581,083
HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
	Fountain View, Inc. (i)(j)	139	2,224
	Health Care Providers & Services Total		2,224
	HEALTH CARE TOTAL		2,224
INDUSTRIALS – 0.4%
Hand / Machine Tools – 0.2%
	Thermadyne Holdings Corp. (j)	158,250	2,215,500
	Hand / Machine Tools Total		2,215,500
Metal Fabricate / Hardware – 0.2%
	ACP Holding Co. (j)	711,489	1,245,105
	Metal Fabricate / Hardware Total		1,245,105
	INDUSTRIALS TOTAL		3,460,605
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (j)	474,443	825,531
		Software Total	825,531
	TECHNOLOGY TOTAL		825,531

	Total Common Stocks (cost of $12,294,317)		17,782,556

		Par ($)	Value ($)
Asset-Backed Securities – 0.6%
Gilroy Receivable Asset Trust	10.000% 09/30/14 (j)	6,647,706	6,647,706
GT Telecom Racers Trust	9.755% 07/02/07 (i)	416,779	—

	Total Asset-Backed Securities (cost of $6,889,563)		6,647,706

		Units	Value ($)
Warrants – 0.1%
BASIC MATERIALS – 0.1%
Forest Products & Paper – 0.1%
Neenah	Expires 09/30/13(b)(j)(k)	730,353	1,278,118
	Forest Products & Paper Total		1,278,118
	BASIC MATERIALS TOTAL		1,278,118
COMMUNICATIONS – 0.0%
Media – 0.0%
ONO Finance PLC	Expires 03/16/11(b)(j)(k)	1,365	13
Ziff Davis Media, Inc.
	Series E

See Accompanying Notes to Financial Statements.

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
	08/12/12(k)	78,048	7,805
		Media Total	7,818
Telecommunications – 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(i)(k)	1,145	—
Haights Cross Communications, Inc.	Expires 12/10/11(i)(j)(k)	33	—
Haights Cross Communications, Inc.	Prefered Warrants, Expires 10/12/11 (i)(j)(k)	44,604	446
ICO Global Communications	Expires 5/16/06(k)	1,663	67
UbiquiTel, Inc.	Expires 04/15/10(j)(k)	180	2
	Telecommunications Total		515
	COMMUNICATIONS TOTAL		8,333
INDUSTRIALS – 0.0%
Hand / Machine Tools – 0.0%
Thermadyne Holdings Corp.	Expires 5/23/06(i)(j)(k)	220	7
	Hand / Machine Tools Total		7
	INDUSTRIALS TOTAL		7

	Total Warrants (cost of $215,758)		1,286,458

		Par ($)	Value ($)
Short-Term Obligations – 11.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a U.S. Government Agency Obligation maturing 10/10/13, market value of $11,522,325 (repurchase proceeds $122,211,523)	122,201,000	122,201,000
	Repurchase agreement with Wachovia Capital Markets, dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S Government Agency securities with various maturities to 10/20/33, market value of $822,917 (repurchase proceeds $812,076)(m)	812,000	812,000

	Total Short-Term Obligations (cost of $123,013,000)		123,013,000

See Accompanying Notes to Financial Statements.

Total Investments – 98.7% (cost of $1,008,937,937)(n)(o)	1,046,103,543

Other Assets & Liabilities, Net – 1.3%	13,701,175

Net Assets – 100.0%	1,059,804,718

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005 is $812,219.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $183,699,226, which represents 17.4% of net assets.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2005, the value of this security represents 1.9% of net assets.

(d)	Pay-in-kind securities.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2005, the value of this security represents 3.3% of net assets.

(f)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(h)	Zero coupon bond.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

See Accompanying Notes to Financial Statements.

(j)	Illiquid security.

(k)	Non-income producing security.

(l)	Loan participation agreement.

(m)	This amount represents cash collateral received from securities lending activity.

(n)	Cost for federal income tax purposes is $1,008,937,937.

(o)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$77,490,088	$(40,324,482)	$37,165,606

At June 30, 2005, the following forward foreign currency contracts were outstanding:

Description	Local Currency	Value of contract when opened (local currency) (000)	Value of contract when opened (US dollars) (000)	Market value of contract (US dollars) (000)	Unrealized appreciation/ (depreciation) (000)

Contracts to Buy

	British Pound
Expiring July 7, 2005	Sterling	544,000	1,021,306	974,834	(46,472)
Net unrealized depreciation					(46,472)

Contracts to Sell

	British Pound
Expiring July 7, 2005	Sterling	(544,000)	(1,015,724)	(974,834)	40,890
Expiring July 7, 2005	Euro	(13,494,307)	(17,364,137)	(16,340,680)	1,023,457
Net unrealized appreciation					1,064,347
Total net unrealized appreciation					1,017,875

See Accompanying Notes to Financial Statements.

INVESTMENT
PORTFOLIO

June 30, 2005 (Unaudited)	Nations Intermediate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 49.5%
BASIC MATERIALS – 2.4%
Chemicals – 1.2%
Dow Chemical Co.	6.125% 02/01/11	1,622,000	1,760,486
E.I. Dupont De Nemours & Co.	3.375% 11/15/07	1,298,000	1,281,944
Potash Corp. of Saskatchewan	4.875% 03/01/13	435,000	439,776
Praxair, Inc.
	6.900% 11/01/06	489,000	507,455
	6.625% 10/15/07	1,394,000	1,470,294
	6.500% 03/01/08	1,192,000	1,260,135
	4.750% 07/15/07	705,000	714,658
	Chemicals Total		7,434,748
Forest Products & Paper – 0.7%
International Paper Co.
	5.850% 10/30/12	1,973,000	2,062,061
	4.250% 01/15/09	577,000	569,453
MeadWestvaco Corp.	6.850% 04/01/12	1,501,000	1,681,525
	Forest Products & Paper Total		4,313,039
Metals & Mining – 0.5%
Alcan, Inc.	6.450% 03/15/11	29,000	31,886
Alcoa, Inc.	7.375% 08/01/10	1,570,000	1,785,278
BHP Billiton Finance USA	4.800% 04/15/13	641,000	649,609
CODELCO, Inc.	5.500% 10/15/13	701,000	732,489
	Metals & Mining Total		3,199,262
	BASIC MATERIALS TOTAL		14,947,049
COMMUNICATIONS – 6.6%
Media – 2.2%
Clear Channel Communications	6.000% 11/01/06	1,607,000	1,633,323
Comcast Cable Communications, Inc.
	6.375% 01/30/06	1,104,000	1,118,760
	7.125% 06/15/13	1,620,000	1,855,678
News America Holdings, Inc.
	6.625% 01/09/08	1,247,000	1,317,730
	9.250% 02/01/13(b)	967,000	1,224,589
Thomson Corp.	5.250% 08/15/13	1,159,000	1,217,332
Time Warner, Inc.
	7.250% 09/01/08	1,785,000	1,933,209
	8.110% 08/15/06	10,000	10,429
	9.125% 01/15/13	1,727,000	2,177,661

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Walt Disney Co.	5.500% 12/29/06	336,000	342,636
	6.750% 03/30/06	1,073,000	1,093,376
	Media Total		13,924,723
Telecommunications – 4.4%
BellSouth Corp.	5.000% 10/15/06	1,398,000	1,417,278
British Telecommunications PLC	8.375% 12/15/10	943,000	1,113,796
Cingular Wireless SV	8.125% 05/01/12	636,000	760,891
Deutsche Telekom International Finance BV	5.250% 07/22/13	3,980,000	4,127,419
France Telecom	8.000% 03/01/11(b)	4,091,000	4,752,310
SBC Communications, Inc.	5.750% 05/02/06	1,727,000	1,750,643
Sprint Capital Corp.
	6.125% 11/15/08	697,000	734,826
	8.375% 03/15/12	3,121,000	3,764,394
Telefonos de Mexico SA de CV	4.500% 11/19/08	11,000	10,934
TELUS Corp.	7.500% 06/01/07	3,625,000	3,827,166
Verizon Pennsylvania, Inc.	5.650% 11/15/11	2,533,000	2,646,580
Verizon/New England, Inc.
	6.500% 09/15/11	2,577,000	2,798,751
	Telecommunications Total		27,704,988
	COMMUNICATIONS TOTAL		41,629,711

		Shares	Value ($)
CONSUMER CYCLICAL – 2.3%
Auto Manufacturers – 0.6%
DaimlerChrysler N.A. Holding Corp.	4.050% 06/04/08	3,842,000	3,774,880
	Auto Manufacturers Total		3,774,880
Home Builders – 0.6%
Centex Corp.	4.550% 11/01/10	4,000,000	3,961,359
	Home Builders Total		3,961,359
Retail – 1.1%
Costco Wholesale Corp.	5.500% 03/15/07	4,000	4,096
Jones Apparel Group, Inc.	5.125% 11/15/14(b)	3,500,000	3,404,738
Target Corp.
	3.375% 03/01/08	10,000	9,841
	5.375% 06/15/09	802,000	838,186
	5.400% 10/01/08	957,000	995,816
	5.875% 03/01/12	802,000	870,419

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL - (continued)
Retail – (continued)
Wal-Mart Stores Inc.
	4.375% 07/12/07	40,000	40,302
	4.550% 05/01/13(b)	850,000	857,659
	Retail Total		7,021,057
	CONSUMER CYCLICAL TOTAL		14,757,296
CONSUMER NON - CYCLICAL – 3.0%
Agriculture – 0.1%
Monsanto Co.	4.000% 05/15/08	328,000	326,517
	Agriculture Total		326,517
Beverages – 0.2%
Anheuser-Busch Companies, Inc.	6.000% 04/15/11	1,142,000	1,238,442
Coca-Cola Co.	5.750% 03/15/11	3,000	3,219
	Beverages Total		1,241,661
Commercial Services- – 0.0%
RR Donnelley & Sons	4.950% 04/01/14	147,000	144,014
	Commercial Services Total		144,014
Cosmetics / Personal Care – 0.3%
Procter & Gamble Co.	4.750% 06/15/07	1,847,000	1,876,016
	Cosmetics / Personal Care Total		1,876,016
Food – 1.5%
Cadbury-Schweppes PLC	5.125% 10/01/13(a)	2,016,000	2,061,158
Campbell Soup Co.	5.500% 03/15/07	2,357,000	2,409,915
General Mills, Inc.
	2.625% 10/24/06	1,919,000	1,884,208
Kroger Co.	6.750% 04/15/12	633,000	699,699
Fred Myer, Inc.	7.450% 03/01/08	2,444,000	2,617,280
	Food Total		9,672,260
Healthcare Services – 0.5%
WellPoint Health Networks, Inc.
	6.375% 06/15/06	1,728,000	1,762,353
	6.375% 01/15/12	1,258,000	1,392,203
	Healthcare Services Total		3,154,556
Household Products / Wares – 0.5%
Avery Dennison Corp.	4.875% 01/15/13	3,000	3,057
Fortune Brands, Inc.	2.875% 12/01/06	621,000	608,580
	Household Products / Wares Total		611,637
Pharmaceuticals – 0.3%
Abbott Laboratories	5.625% 07/01/06	12,000	12,210

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON - CYCLICAL – (continued)
Pharmaceuticals – (continued)
GlaxoSmithKline Capital PLC	2.375% 04/16/07	2,112,000	2,055,420
	Pharmaceuticals Total		2,067,630
	CONSUMER NON - CYCLICAL TOTAL		19,094,291
ENERGY – 3.0%
Oil, Gas & Consumable Fuels – 2.0%
BP Capital Markets PLC	2.750% 12/29/06	1,293,000	1,271,239
Burlington Resources Finance Co.	5.600% 12/01/06	2,421,000	2,469,638
Conoco Funding Co.
	5.450% 10/15/06	1,062,000	1,081,965
	6.350% 10/15/11	1,427,000	1,583,670
Devon Financing Corp.	6.875% 09/30/11	530,000	593,669
Pemex Project Funding Master Trust	7.875% 02/01/09	1,939,000	2,119,327
USX Corp.	6.650% 02/01/06	2,237,000	2,267,938
Valero Energy Corp.	6.875% 04/15/12	827,000	928,142
	Total Oil, Gas & Consumable Fuels		12,315,588
Pipelines – 1.0%
CenterPoint Energy Resources Corp.	7.875% 04/01/13	1,219,000	1,450,768
Consolidated Natural Gas Co.	5.375% 11/01/06	1,065,000	1,081,156
Duke Capital LLC.	4.370% 03/01/09	1,415,000	1,410,571
Kinder Morgan, Inc.	5.150% 03/01/15	1,125,000	1,138,466
Teppco Partners LP	7.625% 02/15/12	1,311,000	1,495,300
	Pipelines Total		6,576,261
	ENERGY TOTAL		18,891,849
FINANCIALS – 25.5%
Auto Loan – 1.7%
Ford Motor Credit Co.
	5.700% 01/15/10	1,010,000	939,007
	7.375% 10/28/09	6,242,000	6,138,258
General Motors Acceptance Corp.	6.150% 04/05/07	988,000	979,207
Toyota Motor Credit Corp.	2.700% 01/30/07	2,674,000	2,623,248
	Auto Total		10,679,720
Banks – 6.6%
Bank of New York Co., Inc.	3.900% 09/01/07	660,000	657,670
Bank One Corp.	6.000% 08/01/08	4,000,000	4,196,040
Barclays Bank PLC	7.400% 12/15/09	2,000	2,259
City National Corp.	5.125% 02/15/13	597,000	617,614
Deutsche Bank Financial Inc.	6.700% 12/13/06	6,000	6,239
HSBCBank USA NA	3.420% 12/14/06	3,000,000	2,997,150

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Huntington National Bank	2.750% 10/16/06	923,000	908,278
Key Bank National Association	7.000% 02/01/11	964,000	1,085,050
Korea Development Bank
	5.250% 11/16/06	5,000	5,071
	7.250% 05/15/06	1,225,000	1,261,750
Mellon Funding Corp.
	4.875% 06/15/07	1,028,000	1,044,798
	6.400% 05/14/11(b)	8,000	8,878
	6.700% 03/01/08	900,000	958,005
National City Bank	4.625% 05/01/13	1,968,000	1,988,920
PNC Funding Corp.	5.750% 08/01/06	1,892,000	1,929,443
Popular North America, Inc.	6.125% 10/15/06	3,286,000	3,367,164
Regions Financial Corp.	6.375% 05/15/12	1,223,000	1,359,108
Scotland International Finance	4.250% 05/23/13(a)	1,700,000	1,650,938
SouthTrust Bank, Inc.	4.750% 03/01/13(b)	738,000	754,516
Union Planters Corp.	4.375% 12/01/10	2,366,000	2,380,953
US Bank NA
	2.850% 11/15/06	502,000	495,529
	6.375% 08/01/11	3,308,000	3,679,819
Wachovia Corp.
	3.500% 08/15/08	3,609,000	3,550,642
	4.850% 07/30/07	2,116,000	2,154,744
Wells Fargo & Co.	3.510% 09/15/09	4,200,000	4,200,714
	Banks Total		41,261,292
Commercial – 1.3%
Caterpillar Financial Services Corp.
	2.350% 09/15/06	1,001,000	982,882
	2.625% 01/30/07	806,000	788,832
	4.500% 06/15/09	582,000	587,593
	5.950% 05/01/06	1,898,000	1,928,653
CIT Group, Inc.	7.375% 04/02/07	1,845,000	1,943,320
Diageo Finance BV	3.000% 12/15/06	2,439,000	2,404,756
	Commercial Total		8,636,036
Consumer Loans – 1.6%
American General Finance Corp.	2.750% 06/15/08	1,022,000	978,166
Household Finance Corp.	5.750% 01/30/07	2,176,000	2,232,184
HSBC Finance Corp.
	6.375% 11/27/12	3,072,000	3,397,755
	7.200% 07/15/06	1,118,000	1,154,581
John Deere Capital Corp.	3.625% 05/25/07	2,074,000	2,055,085

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Consumer Loans – (continued)	Consumer Loans Total		9,817,771
Credit Card – 0.8%
AIG SunAmerica Global Financing VII	5.850% 08/01/08(a)	645,000	673,103
American Express Co.
	3.750% 11/20/07	1,120,000	1,112,664
	4.750% 06/17/09	907,000	926,201
	5.500% 09/12/06	1,286,000	1,308,595
Capital One Bank	5.000% 06/15/09	1,031,000	1,056,053
	Credit Card Total		5,076,616
Diversified Financial Services – 1.9%
General Electric Capital Corp.
	3.584% 06/22/09	7,250,000	7,264,935
	3.750% 12/15/09	1,000,000	981,040
	5.875% 02/15/12	3,343,000	3,610,674
	Diversified Financial Services Total		11,856,649
Insurance – 0.7%
The Allstate Corp.	6.125% 02/15/12	16,000	17,460
Hartford Financial Services Group, Inc.
	2.375% 06/01/06	590,000	581,799
	4.625% 07/15/13	1,120,000	1,116,528
Marsh & McLennan Cos. Inc.	3.625% 02/15/08	510,000	498,653
Metlife, Inc.	5.375% 12/15/12	1,524,000	1,600,459
Nationwide Financial Services	5.900% 07/01/12	256,000	274,719
Unitrin, Inc.	4.875% 11/01/10	398,000	392,169
	Insurance Total		4,481,787
Investment Banker Broker – 6.2%
Bear Stearns Companies, Inc.
	4.500% 10/28/10	1,829,000	1,842,974
	5.700% 01/15/07	910,000	931,831
Citigroup, Inc.
	3.750% 05/02/08	3,000,001	2,999,275
	4.125% 02/22/10	1,900,000	1,893,806
	5.000% 09/15/14	4,320,000	4,460,616
	6.000% 02/21/12	3,073,000	3,369,084
Goldman Sachs Group, Inc.
	4.125% 01/15/08	315,000	315,501
	5.700% 09/01/12	347,000	369,548
	6.600% 01/15/12	2,503,000	2,788,117

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Investment Banker Broker – (continued)
JPMorgan Chase & Co.	7.250% 06/01/07	3,836,000	4,052,581
	5.250% 05/30/07	3,382,000	3,454,713
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	367,000	366,222
	7.000% 02/01/08	4,513,000	4,813,250
	7.875% 08/15/10	336,000	387,774
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	1,591,000	1,560,230
	3.700% 04/21/08	1,360,000	1,346,862
	6.000% 02/17/09	2,596,000	2,752,253
Morgan Stanley
	5.300% 03/01/13	295,000	305,644
	6.600% 04/01/12	1,050,000	1,167,054
	Investment Banker Broker Total		39,177,335
Investment Companies – 0.5%
Credit Suisse First Boston USA, Inc.
	5.875% 08/01/06	1,210,000	1,235,507
	6.125% 11/15/11	1,597,000	1,738,861
	Investment Companies Total		2,974,368
Leasing Company – 0.1%
International Lease Finance Corp.	4.500% 05/01/08	847,000	850,557
	Leasing Company Total		850,557
Mortgage Loan Banker – 0.9%
Countrywide Home Loans, Inc.	5.500% 08/01/06	4,692,000	4,762,333
Residential Capital Corp.	6.875% 06/30/15	1,000,000	1,000,000
	Mortgage Total		5,762,333
Other Services – 0.5%
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	1,023,000	1,002,366
	5.750% 08/28/09	1,824,000	1,920,909
	Other Services Total		2,923,275
Real Estate Investment Trust (REITS) – 0.7%
Camden Property Trust	5.375% 12/15/13	1,744,000	1,785,926

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trust (REITS) – (continued)
ERP Operating LP	5.200% 04/01/13	356,000	365,281
Health Care Property Investors, Inc.	6.450% 06/25/12	612,000	661,743
Simon Property Group L.P.	4.875% 08/15/10	1,750,000	1,765,102
	Real Estate Investment Trusts Total		4,578,052
Savings & Loans – 0.9%
Amsouth Bank NA	4.850% 04/01/13	1,712,000	1,738,193
Golden West Financial Corp.
	4.125% 08/15/07	406,000	407,263
	4.750% 10/01/12	1,283,000	1,309,571
Washington Mutual, Inc.
	5.625% 01/15/07	335,000	342,621
	4.625% 04/01/14	2,008,000	1,965,993
	Savings & Loans Total		5,763,641
Special Purpose Entity – 1.1%
MassMutual Global Funding II	2.550% 07/15/08(a)	1,020,000	975,508
Principal Life Global	6.250% 02/15/12(a)	1,853,000	2,038,541
Prudential Funding LLC	6.600% 05/15/08	2,860,000	3,039,093
Rio Tinto Finance USA Ltd.	2.625% 09/30/08	769,000	732,311
	Special Purpose Entity Total		6,785,453
	FINANCIALS TOTAL		160,624,885
INDUSTRIALS – 1.5%
Aerospace & Defense – 0.4%
General Dynamics Corp.	4.500% 08/15/10(b)	252,000	255,525
Goodrich Corp.	7.625% 12/15/12	483,000	569,457
Northrop Grumman Corp.	7.125% 02/15/11	1,106,000	1,252,390
Raytheon Co.	5.375% 04/01/13(b)	700,000	726,089
	Aerospace & Defense Total		2,803,461
Building Materials – 0.3%
Hanson Overseas BV	6.750% 09/15/05	1,151,000	1,156,928
Masco Corp.	4.800% 06/15/15	1,000,000	993,712
	Building Materials Total		2,150,640
Environmental Control – 0.2%
Waste Management, Inc.	7.375% 08/01/10	1,195,000	1,335,245
	Environmental Control Total		1,335,245
Machinery - Construction & Mining – 0.0%
Caterpillar, Inc.	6.550% 05/01/11	7,000	7,787
	Machinery - Construction & Mining Total		7,787

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 0.0%
General Electric Co.	5.000% 02/01/13	7,000	7,226
	Miscellaneous Manufacturing Total		7,226
Transportation – 0.6%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	1,139,000	1,272,058
	4.875% 01/15/15	1,250,000	1,268,875
Canadian National Railroad Co.	6.375% 10/15/11	397,000	440,392
	Transportation Total		2,981,325
	INDUSTRIALS TOTAL		9,285,684
TECHNOLOGY – 0.6%
Computers – 0.6%
Hewlett-Packard Co.	5.750% 12/15/06	1,942,000	1,988,316
International Business Machines Corp.	3.800% 02/01/08	1,500,000	1,490,175
	Computers Total		3,478,491
	TECHNOLOGY TOTAL		3,478,491
UTILITIES – 4.6%
Electric – 4.1%
American Electric Power Company, Inc.	5.375% 03/15/10	1,800,000	1,873,368
Appalachian Power Co.	3.600% 05/15/08	780,000	764,650
Con Edison Co.	6.625% 12/15/05	1,034,000	1,046,118
Dominion Resources, Inc.	5.000% 03/15/13	571,000	574,888
Duquesne Light Co.	6.700% 04/15/12	525,000	583,936
FirstEnergy Corp.	6.450% 11/15/11	3,782,000	4,132,856
Florida Power & Light Co.	4.850% 02/01/13	4,000	4,143
FPL Energy National Wind	5.608% 03/10/24(a)(b)	1,000,000	1,007,500
Midamerican Energy Holdings Co.	5.000% 02/15/14	1,483,000	1,497,222
NiSource Finance Corp.	5.400% 07/15/14	491,000	505,421
Ohio Edison Co.	4.000% 05/01/08	348,000	343,713
Pacific Gas & Electric Co.	4.200% 03/01/11	908,000	893,508
Pepco Holdings, Inc.	5.500% 08/15/07	571,000	583,939
Progress Energy, Inc.	6.050% 04/15/07	3,330,000	3,424,805
Public Service Electric & Gas Co.	4.000% 11/01/08	629,000	623,804
Scottish Power PLC	4.910% 03/15/10	3,000,000	3,027,810
Southern Co. Capital Funding Inc.	5.300% 02/01/07	1,078,000	1,098,245
TransAlta Corp.	5.750% 12/15/13	589,000	621,525
TXU Energy Co. LLC	7.000% 03/15/13	2,373,000	2,642,051
Virginia Electric and Power Co.	5.375% 02/01/07	1,032,000	1,050,566
	Electric Total		26,300,068

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.5%
Atmos Energy Corp.	4.000% 10/15/09	3,000,000	2,933,849
	Gas Total		2,933,849
	UTILITIES TOTAL		29,233,917
	Total Corporate Fixed-Income Bonds & Notes (cost of $306,859,531)		311,943,173
Government Agencies & Obligations – 35.0%
FOREIGN GOVERNMENT BONDS – 2.4%
Quebec Province	6.125% 01/22/11	3,188,000	3,477,757
Republic of Chile	5.500% 01/15/13	872,000	924,189
Republic of Greece	6.950% 03/04/08	2,023,000	2,166,754
Republic of Italy	2.750% 12/15/06	1,163,000	1,148,090
Republic of South Africa	6.500% 06/02/14	969,000	1,076,558
United Mexican States	6.625% 03/03/15(b)	5,925,000	6,473,062
	FOREIGN GOVERNMENT BONDS TOTAL		15,266,410
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 32.6%
Federal Farm Credit Bank	2.500% 03/15/06	3,624,000	3,593,152
Federal Home Loan Bank
	3.625% 11/14/08	1,800,000	1,783,465
	3.875% 06/14/13	3,500,000	3,433,188
Federal Home Loan Mortgage Corp.
	2.375% 04/15/06	1,437,000	1,421,798
	4.500% 01/15/13(b)	700,000	716,455
	5.750% 03/15/09	1,750,000	1,858,208
	6.625% 09/15/09	2,136,000	2,351,674
	4.500% 05/15/24	3,219,116	3,231,739
Federal National Mortgage Association
	4.125% 04/15/14(b)	1,500,000	1,488,102
	4.375% 09/15/12(b)	2,095,000	2,139,626
	4.500% 07/15/20	6,500,000	6,469,526
	5.000% 07/15/20	3,000,000	3,032,813
	5.250% 06/15/06–01/15/09(g)	20,775,000	21,517,926
	4.300% 06/30/08	10,000,000	10,025,640
U.S. Treasury Bonds
	3.125% 04/15/09(b)	7,850,000	7,692,694
	7.250% 05/15/16	6,500,000	8,323,302
U.S. Treasury Note
	1.875% 11/30/05(b)	15,000,000	14,912,700

10

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Note – (continued)
	2.000% 05/15/06	3,500,000	3,455,158
	2.375% 08/15/06(b)	2,500,000	2,467,382
	2.750% 06/30/06	2,000,000	1,984,610
	3.000% 11/15/07	584,000	575,514
	3.000% 02/15/09(b)	5,500,000	5,371,525
	3.125% 05/15/07(b)	4,210,000	4,170,203
	3.250% 01/15/09(b)	5,100,000	5,027,284
	3.375% 10/15/09(b)	6,200,000	6,112,815
	3.625% 01/15/10	6,000,000	5,971,638
	3.750% 05/15/08	400,000	400,875
	3.875% 05/15/09(b)	5,200,000	5,230,061
	4.000% 03/15/10	1,000,000	1,010,898
	4.000% 04/15/10	1,450,000	1,465,858
	4.250% 11/15/14	19,979,000	20,448,047
	4.250% 08/15/13	7,000,000	7,175,000
	4.625% 05/15/06	7,000,000	7,065,625
	5.000% 08/15/11(b)	900,000	959,520
	6.500% 02/15/10(b)	17,000,000	18,971,609
U.S Treasury STRIPS
	05/15/06–11/15/08 (c)	14,000,000	12,726,320
U.S Tiger STRIPS
	08/15/25	2,500,000	1,043,400
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		205,625,350
	Total Government Agencies & Obligations (cost of $219,561,441)		220,891,760
Asset-Backed Securities – 8.5%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	3,500,000	3,480,819
	4.730% 07/06/10	2,500,000	2,528,450
BMW Vehicle Owner Trust	3.320% 02/25/09	5,811,000	5,746,846
Bombardier Capital Mortgage Securitization Corp.	6.230% 04/15/28	4,698	4,675
Capital Auto Receivables Asset Trust	4.180% 10/15/07	92,911	92,930
Citibank Credit Card Issuance Trust
	2.500% 04/07/08	6,401,000	6,337,502
	5.650% 06/16/08	4,500,000	4,573,754
Discover Card Master Trust	5.750% 12/15/08	5,000,000	5,088,799

11

		Shares	Value ($)
Asset-Backed Securities – (continued)
First Plus Home Loan Trust	7.720% 05/10/24	63,486	63,652
Ford Credit Auto Owner Trust
	4.080% 01/15/10	3,500,000	3,478,859
	5.180% 10/16/06	1,015,000	1,019,892
Green Tree Financial Corp.	8.250% 07/15/27	967,956	988,737
GSAA Home Equity Trust	4.220% 08/25/34	1,400,000	1,394,400
GSAA Trust	4.316% 11/25/34	2,000,000	1,995,319
Hyundai Auto Receivables Trust	4.200% 02/15/12	2,650,000	2,651,656
MBNA Master Credit Card Trust USA	3.510% 02/15/08	3,000,000	2,999,879
Residential Asset Mortgage Products Inc.	3.981% 04/25/29	1,100,000	1,087,295
Residential Funding Mortgage Securities II	4.160% 08/25/34	3,500,000	3,476,484
Sequoia Mortgage Trust	4.150% 02/20/34	2,845,748	2,838,662
WFS Financial Owner Trust	4.620% 11/17/12	3,500,000	3,558,029
	Total Asset-Backed Securities (cost of $51,340,572)		53,406,639

		Par ($)	Value ($)
Mortgage-Backed Securities – 1.9%
Federal National Mortgage Association	2.625% 11/15/06	2,082,000	2,051,107
	4.324% 08/01/36	233,850	238,561
	5.500% 08/25/17	2,818,360	2,930,438
	6.000% 04/25/17	2,624,000	2,787,423
	5.500% 07/15/20	3,500,000	3,591,875
Government National Mortgage Association	10.000% 05/15/16–08/15/18	38,095	42,926
	11.500% 06/15/13	60,478	67,672
	7.000% 05/15/12	153,915	161,506
	9.500% 09/15/16–12/15/20	14,477	16,027
	Total Mortgage-Backed Securities (cost of $11,982,314)		11,887,535
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
Chaseflex Trust	5.500% 02/25/35(g)	2,924,752	2,966,312
Citigroup Commercial Mortgage Trust	4.733% 10/15/41	3,765,000	3,807,958
First Horizon Alternative Mortgage Securities	6.000% 01/25/35	2,685,027	2,747,668
Nomura Asset Acceptance Corp.	4.386% 02/25/35	4,000,000	3,933,040
Vendee Mortgage Trust	0.446% 09/15/27(e)	11,924,815	123,655
	0.305% 03/15/29(e)	14,756,417	109,226
Washington Mutual, Inc.	4.682% 04/25/35	2,500,000	2,495,703

12

		Shares	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		16,183,562
COMMERCIAL MORTGAGE BACKED SECURITIES 2.8%
Bear Stearns Commercial Mortgage Securities	4.680% 08/13/39 (b)	3,730,000	3,754,953
	5.500% 01/15/23–05/15/27	5,615,993	397,885
JPMorgan Chase Commercial Mortgage Securities Corp.	4.878% 01/15/42	2,000,000	2,040,080
	4.780 07/15/42	3,000,000	3,031,890
Merrill Lynch Mortgage Investors, Inc.	0.896% 12/15/30	11,930,861	434,278
Morgan Stanley Capital I	4.970% 12/15/41	7,949,000	8,150,109
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		17,809,195
	Total Collateralized Mortgage Obligations (cost of $36,951,403)		33,992,757
Short-Term Obligation – 24.6%
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS– 2.8%
		Shares
Government & Agency Discount Notes – 2.8%
Federal Home Loan Bank Discount Notes	07/13/05	13,000,001	12,986,176
U.S. Treasury Notes	2.750% 08/15/07	4,544,001	4,460,213
	Government & Agency Discount Note Total		17,446,389
Investment Management Company – 2.0%
	Nations Cash Reserves, Capital Class Shares (d)	12,712,992	12,712,990
	Total Investment Management Company (cost of $12,712,991)		12,712,990
Repurchase Agreement – 19.8%
	Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $126,688,677 (repurchase proceeds $125,019,841)	125,008,000	125,008,000

	Total Repurchase Agreement (cost of $125,008,000)		125,008,000

	Total Short-Term Obligation (cost of $155,241,926)		155,167,379

13

Total Investments – 124.9% (cost of $781,937,187)(h)	787,289,243

Other Assets & Liabilities, Net – (24.9)%	(157,111,528)

Net Assets – 100.0%	630,177,715

Notes to Investment Portfolio:

*Securities Valuation:

Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $9,139,236, which represents 1.5% of net assets.

(b)	All or portion of security was on loan at June 30, 2005. The market value of securities on loan at June 25, 2005, is $125,007,980.

(c)	Zero coupon bond

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)	Restricted and illiquid security.

(f)	Fair valued security.

(g)	Security pledged as collateral for open futures contracts.

14

(h)	Cost for federal income tax purposes is $781,937,187. Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,601,911	$4,249,855	$5,352,056

Acronym	Name

STRIPS	Separate Trading of Registered Interest and Principal of Securities

At June 30, 2005, the Fund had the following futures contracts:

	Number of	Value of contract	Market value of	Unrealized appreciation/
Description	Contracts	when opened	contracts	(depreciation)

U.S. 10 year
Treasury Note Futures	27	$3,040,046	$3,063,657	$23,611

15

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations International Equity Fund

		Shares	Value ($)*
Common Stocks – 94.1%
CONSUMER DISCRETIONARY – 16.2%
Automobiles – 1.8%
	Honda Motor Co., Ltd.	237,500	11,693,684
	Hyundai Motor Co.	108,600	6,004,394
	Renault SA	74,006	6,506,300
	Automobiles Total		24,204,378
Hotels, Restaurants & Leisure – 5.7%
	Compass Group PLC	1,564,113	6,564,398
	Enterprise Inns PLC	1,729,789	25,777,253
	InterContinental Hotels Group PLC (a)	1,203,364	15,144,297
	Kerzner International Ltd. (a)	158,792	9,043,204
	Shangri-La Asia Ltd.	8,051,518	12,434,122
	United Overseas Land Ltd.	65,600	88,569
	Wynn Resorts Ltd. (a)	137,759	6,511,868
	Hotels, Restaurants & Leisure Total		75,563,711
Household Durables – 2.1%
	Koninklijke (Royal) Phillips Electronics NV	482,379	12,135,041
	Thomson	641,187	15,268,085
	Household Durables Total		27,403,126
Leisure Equipment & Products – 0.5%
	Konica Minolta Holdings, Inc.	767,000	7,128,453
	Leisure Equipment & Products Total		7,128,453
Media – 3.9%
	EMI Group PLC	2,033,083	9,213,562
	Grupo Televisa SA, ADR	205,381	12,752,106
	JC Decaux SA (a)	371,601	9,409,112
	Reed Elsevier NV	194,110	2,698,668
	Reed Elsevier PLC	867,600	8,286,768
	Reuters Group PLC	1,235,135	8,710,208
	Media Total		51,070,424
Specialty Retail – 2.2%
	Kingfisher PLC	2,032,400	8,912,748
	Natura Cosmeticos SA (a)	141,086	4,474,245
	Yamada Denki Co., Ltd.	268,600	15,382,896
	Specialty Retail Total		28,769,889
	CONSUMER DISCRETIONARY TOTAL		214,139,981
CONSUMER STAPLES – 6.8%
Beverages – 1.6%
	Diageo PLC	1,460,973	21,476,994
	Beverages Total		21,476,994

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.7%
	Carrefour SA	177,279	8,558,287
	Food & Staples Retailing Total		8,558,287
Food Products – 1.3%
	Unilever NV	76,254	4,938,451
	Unilever PLC	1,277,164	12,280,218
	Food Products Total		17,218,669
Household Products – 1.2%
	Reckitt Benckiser PLC	548,343	16,118,055
	Household Products Total		16,118,055
Personal Products – 0.8%
	Shoppers Drug Mart Corp.	289,368	10,040,937
	Personal Products Total		10,040,937
Tobacco – 1.2%
	British American Tobacco PLC	765,294	14,788,461
	Japan Tobacco, Inc.	86	1,147,188
	Tobacco Total		15,935,649
	CONSUMER STAPLES TOTAL		89,348,591
ENERGY – 6.9%
Energy Equipment & Services – 1.0%
	British Energy Group PLC (a)	1,050,176	7,642,008
	Precision Drilling Corp. (a)	158,281	6,240,521
	Energy Equipment & Services Total		13,882,529
Oil, Gas & Consumable Fuels – 5.9%
	CNOOC Ltd., ADR	140,395	8,328,231
	PetroChina Co., Ltd., Class H	19,128,000	14,080,650
	Petroleo Brasileiro SA, ADR (a)	135,265	7,051,364
	Royal Dutch Petroleum Co.	86,460	5,629,385
	Sasol Ltd.	252,508	6,814,227
	Shell Transport & Trading Co., PLC	1,607,031	15,574,195
	Talisman Energy, Inc.	207,128	7,762,227
	Total SA	53,132	12,447,691
	Oil, Gas & Consumable Fuels Total		77,687,970
	ENERGY TOTAL		91,570,499
FINANCIALS – 22.5%
Capital Markets – 2.6%
	Credit Suisse Group, Registered Shares	239,534	9,400,570
	UBS AG, Registered Shares	327,575	25,500,963
	Capital Markets Total		34,901,533

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 10.3%
	ABN AMRO Holding NV	323,180	7,938,892
	Allied Irish Banks PLC	419,809	9,004,628
	Anglo Irish Bank Corp. PLC	801,321	9,915,299
	Banca Intesa S.p.A.	2,075,500	9,471,796
	BNP Paribas SA	149,717	10,240,231
	Depfa Bank PLC	554,320	8,870,942
	Erste Bank Der oesterreichischen Sparkassen AG	246,302	12,324,653
	ForeningsSparbanken AB	434,781	9,527,549
	HBOS PLC	50,000	769,777
	ICICI Bank Ltd., ADR	288,694	6,307,964
	Lloyds TSB Group PLC	936,618	7,920,289
	Mitsubishi Tokyo Financial Group, Inc.	1,497	12,648,091
	Royal Bank of Scotland Group PLC	402,596	12,128,816
	Sumitomo Mitsui Financial Group, Inc.	1,875	12,643,737
	United Overseas Bank Ltd.	656,000	5,514,557
	Commercial Banks Total		135,227,221
Diversified Financial Services – 3.2%
	Acom Co., Ltd.	110,600	7,069,020
	ING Groep NV	450,557	12,680,985
	Promise Co. Ltd.	163,950	10,473,193
	Takefuji Corp.	186,020	12,569,809
	Diversified Financial Services Total		42,793,007
Insurance – 3.4%
	Aviva PLC	833,194	9,254,211
	AXA SA	454,693	11,312,629
	Manulife Finiancial Corp.	247,400	11,818,561
	Zurich Financial Services AG (a)	69,001	11,854,076
	Insurance Total		44,239,477
Real Estate – 3.1%
	CapitaLand Ltd.	7,811,000	10,999,035
	Hang Lung Properties Ltd.	4,365,872	6,412,510
	Henderson Land Development Co., Ltd.	2,054,000	9,810,824
	Leopalace21 Corp.	166,065	2,751,537
	Multiplex Group	1,140,515	2,520,497

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Sumitomo Realty & Development Co., Ltd.	761,000	8,485,564
	Real Estate Total		40,979,967
	FINANCIALS TOTAL		298,141,205
HEALTH CARE – 10.0%
Pharmaceuticals – 10.0%
	Astellas Pharma, Inc.	701,000	23,944,149
	GlaxoSmithKline PLC	761,060	18,370,251
	Novartis AG, Registered Shares	321,426	15,271,521
	Roche Holding AG, Genusschein	255,961	32,289,181
	Sanofi-Aventis	445,476	36,485,550
	Takeda Pharmaceutical Co., Ltd.	133,200	6,591,615
	Pharmaceuticals Total		132,952,267
	HEALTH CARE TOTAL		132,952,267
INDUSTRIALS – 10.8%
Aerospace & Defense – 0.9%
	BAE Systems PLC	2,309,392	11,826,904
	Aerospace & Defense Total		11,826,904
Air Freight & Logistics – 1.7%
	Deutsche Post AG, Registered Shares	432,368	10,099,730
	TPG NV	490,614	12,427,915
	Air Freight & Logistics Total		22,527,645
Airlines – 0.4%
	British Airways PLC (a)	1,130,400	5,316,490
	Airlines Total		5,316,490
Building Products – 0.3%
	Geberit AG	7,568	4,837,228
	Building Products Total		4,837,228
Construction & Engineering – 3.8%
	Barratt Developments PLC	543,400	6,964,753
	Vinci SA	516,298	42,966,772
	Construction & Engineering Total		49,931,525
Electrical Equipment – 0.5%
	Fanuc Ltd.	101,919	6,464,621
	Electrical Equipment Total		6,464,621
Marine – 0.6%
	Frontline Ltd.	203,050	8,016,905
	Marine Total		8,016,905

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.0%
	Canadian National Railway Co.	228,829	13,191,992
	Road & Rail Total		13,191,992
Transportation Infrastructure – 1.6%
	BAA PLC	891,850	9,893,272
	Cintra Concesiones de Infraestructuras de Transporte SA	13,900	162,789
	Macquarie Airports	2,081,582	5,664,832
	Macquarie Infrastructure Group	1,776,854	5,614,729
	Transportation Infrastructure Total		21,335,622
	INDUSTRIALS TOTAL		143,448,932
INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 1.1%
	Telefonaktiebolaget LM Ericsson, ADR	446,504	14,265,803
	Communications Equipment Total		14,265,803
Electronic Equipment & Instruments – 1.7%
	Celestica, Inc. (a)	548,120	7,339,295
	Keyence Corp.	26,700	5,949,311
	Murata Manufacturing Co., Ltd.	182,200	9,218,373
	Electronic Equipment & Instruments Total		22,506,979
Internet Software & Services – 0.5%
	Trend Micro, Inc.	186,500	6,597,539
	Internet Software & Services Total		6,597,539
Office Electronics – 1.2%
	Canon, Inc.	298,542	15,651,529
	Office Electronics Total		15,651,529
Semiconductors & Semiconductor Equipment – 2.4%
	ARM Holdings PLC	4,032,400	8,151,592
	Samsung Electronics Co., Ltd.	49,498	23,474,476
	Semiconductors & Semiconductor Equipment Total		31,626,068
	INFORMATION TECHNOLOGY TOTAL		90,647,918
MATERIALS – 4.6%
Chemicals – 3.1%
	BOC Group PLC	501,651	8,995,043
	Lonza Group AG	294,055	16,241,216
	Reliance Industries Ltd., GDR (b)	247,644	7,208,917
	Reliance Industries Ltd., GDR (b)	27,519	801,078
	Syngenta AG (a)	71,296	7,304,861
	Chemicals Total		40,551,115
Construction Materials – 1.5%
	Cemex SA de CV, ADR, COP	260,944	11,069,244

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
	CRH PLC	353,812	9,302,711
	Construction Materials Total		20,371,955
	MATERIALS TOTAL		60,923,070
TELECOMMUNICATION SERVICES – 8.1%
Diversified Telecommunication Services – 5.1%
	BT Group PLC	1,725,600	7,083,764
	China Netcom Group Corp. Hong Kong Ltd.	3,245,000	4,708,307
	France Telecom SA	371,310	10,791,686
	KT Corp.	162,680	6,593,411
	Portugal Telecom, SGPS, SA	751,510	7,162,809
	Telecom Corp. of New Zealand Ltd.	2,914,432	12,174,210
	Telefonica SA (a)	558,724	9,126,464
	Telenor ASA	1,194,330	9,477,307
	Diversified Telecommunication Services Total		67,117,958
Wireless Telecommunication Services – 3.0%
	America Movil SA de CV, ADR	209,409	12,482,870
	SK Telecom Co. Ltd. (a)	95,498	16,803,468
	Vodafone Group PLC	4,629,896	11,254,894
	Wireless Telecommunication Services Total		40,541,232
	TELECOMMUNICATION SERVICES TOTAL		107,659,190
UTILITIES – 1.2%
Gas Utilities – 1.2%
	Centrica PLC	2,180,564	9,043,034
	Enagas SA	356,780	6,302,183
	Gas Utilities Total		15,345,217
	UTILITIES TOTAL		15,345,217

	Total Common Stocks (cost of $1,097,861,248)		1,244,176,870
Investment Company – 3.6%
	SSGA Prime Money Market Fund (a)	47,840,146	47,840,146

	Total Investment Company (cost of $47,840,146)		47,840,146

6

		Shares	Value ($)
Preferred Stock – 1.0%
HEALTH CARE – 1.0%
Health Care Providers & Services – 1.0%
	Fresenius AG	110,471	12,660,198
	Health Care Providers & Services Total		12,660,198
	HEALTH CARE TOTAL		12,660,198

	Total Preferred Stock (cost of $11,846,584)		12,660,198

	Total Investments – 98.6% (cost of $1,157,547,978)(c)(d)		1,304,677,214

	Other Assets & Liabilities, Net – 1.4%		17,989,415

	Net Assets – 100.0%		1,322,666,629

Notes to Investment Portfolio:

*

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 1.2% of net assets.

(c)	Cost for federal income tax purposes is $1,157,547,978.

7

(d)	Unrealized appreciate and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
179,860,259	(32,731,023)	147,129,236

Summary of Securities		% of total
by country	Value ($)	Investment
UNITED KINGDOM	297,462,258	22.8%
JAPAN	176,410,310	13.5
FRANCE	163,986,343	12.6
SWITZERLAND	122,699,615	9.4
NETHERLANDS	58,449,337	4.5
CANADA	56,393,532	4.3
UNITED STATES*	54,352,014	4.2
KOREA, REPUBLIC OF	52,875,747	4.1
HONG KONG	50,737,199	3.9
IRELAND	37,093,579	2.8
MEXICO	36,304,221	2.8
SWEDEN	23,793,352	1.8
GERMANY	22,759,927	1.7
NORWAY	17,494,212	1.4
SINGAPORE	16,602,159	1.3
SPAIN	15,591,436	1.2
INDIA	14,317,959	1.1
CHINA	14,080,650	1.1
AUSTRALIA	13,800,057	1.1
AUSTRIA	12,324,653	0.9
NEW ZEALAND	12,174,210	0.9
BRAZIL	11,525,610	0.9
ITALY	9,471,796	0.7
PORTUGAL	7,162,809	0.5
SOUTH AFRICA	6,814,227	0.5

	1,304,677,214	100.0%

* Includes all short-term obligations.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations International Value Master Portfolio

	Shares	Value ($)*
Common Stocks – 111.5%
CONSUMER DISCRETIONARY – 10.8%
Automobiles – 4.7%
DaimlerChrysler AG	1,113,800	45,158,166
Regie National Usines Renault	423,162	37,202,645
Volkswagen AG	1,781,900	81,174,029
Automobiles Total		163,534,840
Hotels, Restaurants & Leisure – 0.7%
Compass Group PLC	5,820,000	24,425,855
Hotels, Restaurants & Leisure Total		24,425,855
Household Durables – 2.0%
Matsushita Electric Industrial Co., Ltd., ADR	2,809,310	42,645,326
Sony Corp.	804,300	27,722,648
Household Durables Total		70,367,974
Media – 1.1%
ITV PLC	17,026,100	37,476,423
Media Total		37,476,423
Multiline Retail – 2.3%
Marks & Spencer Group PLC, ADR	2,009,480	77,908,343
Marks & Spencer Group PLC	366,400	2,360,280
Multiline Retail Total		80,268,623
CONSUMER DISCRETIONARY TOTAL		376,073,715
CONSUMER STAPLES – 18.8%
Beverages – 0.9%
InBev NV	949,690	32,133,542
Beverages Total		32,133,542
Food & Staples Retailing – 6.2%
Carrefour SA	298,700	14,419,983
Koninklijke Ahold NV (b)	7,383,700	60,524,914
Koninklijke Ahold NV (b)(c)	4,922,466	40,349,942
Wm. Morrison Supermarkets PLC	30,037,565	99,694,736
Food & Staples Retailing Total		214,989,575
Food Products – 9.7%
Nestle SA, Registered Shares	620,100	158,523,342
Unilever NV	1,514,768	98,101,183
Unilever PLC	8,125,500	78,128,498
Food Products Total		334,753,023

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.0%
Japan Tobacco, Inc.	5,266	70,245,244
Tobacco Total		70,245,244
CONSUMER STAPLES TOTAL		652,121,384
ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Lukoil ADR	859,080	31,596,961
Total Oil, Gas & Consumable Fuels		31,596,961
ENERGY TOTAL		31,596,961
FINANCIALS – 28.0%
Commercial Banks – 18.0%
ABN AMRO Holding NV (a)	3,155,929	77,414,938
Banca Intesa S.p.A.	14,352,650	65,500,057
Banco Bilboa Vizcaya Argentaria SA, ADR (a)	2,610,933	40,103,931
Banco Santander Central Hispano SA	2,622,400	30,292,765
Bayerische Hypo– und Vereinsbank AG (b)	845,480	21,987,908
Bayerische Hypo Vereinsbank AG (b)	2,113,700	55,017,709
Commerzbank AG	2,203,856	47,800,005
DBS Group Holdings Ltd., ADR	263,453	8,931,136
DBS Group Holdings Ltd., ADR	8,994,000	76,225,049
Mitsubishi Tokyo Financial Group, Inc., ADR	7,971,641	67,599,516
Overseas Chinese Banking Corp.	5,456,000	37,478,111
Overseas Chinese Banking Corp.	1,091,200	4,171,303
Sumitomo Mitsui Financial Group, Inc.	2,986	20,135,573
Sumitomo Mitsui Financial Group, Inc.	10,757,100	72,807,280
Commercial Banks Total		625,465,281
Diversified Financial Services – 1.7%
ING Groep NV	1,075,178	30,261,024
Jardine Matheson Holdings Ltd., ADR	1,742,900	30,849,330
Diversified Financial Services Total		61,110,354
Insurance – 8.0%
Aegon NV	4,545,720	58,625,962
Millea Holdings, Inc.	2,725	36,731,797
Mitsui Sumitomo Insurance Co., Ltd.	3,200,000	28,710,789
Royal & Sun Alliance Insurance Group(c)	22,958,200	34,371,448
Royal & Sun Alliance Insurance Group(c)	22,958,200	34,371,449

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Zurich Financial Services AG, ADR	3,479,619	59,720,914
Zurich Financial Services AG, ADR	1,400,740	24,393,050
Insurance Total		276,925,409
Thrift & Mortgage Finance – 0.3%
Hypo Real Estate Holdings, ADR (b)	253,261	9,636,783
Thrift & Mortgage Finance Total		9,636,783
FINANCIALS TOTAL		973,137,827
HEALTH CARE – 9.2%
Pharmaceuticals – 9.2%
Daiichi Pharmaceutical Co., Ltd.	1,767,600	39,018,976
GlaxoSmithKline PLC	4,051,300	97,789,132
Ono Pharmaceutical Co., Ltd.	1,125,000	53,200,520
Sankyo Co., Ltd.	1,844,200	35,326,869
Sanofi-Aventis	715,186	58,575,444
Schering AG	556,100	34,150,966
Taisho Pharmaceutical Co., Ltd.	26,000	504,800
Pharmaceuticals Total		318,566,707
HEALTH CARE TOTAL		318,566,707
INDUSTRIALS – 8.9%
Aerospace & Defense – 2.6%
BAE Systems PLC, ADR	2,978,730	61,293,923
Bombardier, Inc., Class B	13,599,000	28,978,927
Aerospace & Defense Total		90,272,850
Commercial Services & Supplies – 0.7%
Dai Nippon Printing Co. Ltd.	1,509,000	24,269,296
Commercial Services & Supplies Total		24,269,296
Electrical Equipment & Instruments – 2.1%
Hitachi Ltd., ADR	1,199,825	72,733,391
Electrical Equipment Total		72,733,391
Machinery – 3.5%
Heidelberger Druckmaschinen AG (b)(c)	1,226,400	35,630,303
Invensys PLC (b) (c)	23,160,268	4,324,457
Invensys PLC, ADR (b)	18,541,415	6,978,988

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Machinery – (continued)
Mitsubishi Heavy Industries Ltd.	28,554,000	74,541,035
Machinery Total		121,474,783
INDUSTRIALS TOTAL		308,750,320
INFORMATION TECHNOLOGY – 2.4%
Communications Equipment – 1.8%
Alcatel SA (a)(b)	1,894,200	20,661,075
Alcatel SA, ADR (a)	3,835,200	41,842,032
Communications Equipment Total		62,503,107
Semiconductors & Semiconductor Equipment – 0.6%
STMicroelectronics NV	1,321,200	21,036,622
Semiconductors & Semiconductor Equipment Total		21,036,622
INFORMATION TECHNOLOGY TOTAL		83,539,729
MATERIALS – 3.5%
Chemicals – 2.9%
Akzo Nobel NV	1,040,500	40,852,389
Akzo Nobel NV, ADR	970,000	38,111,300
Imperial Chemical Industries PLC, ADR	1,159,620	21,151,469
Chemicals Total		100,115,158
Metals & Mining – 0.6%
Corus Group PLC, ADR(b)	2,813,700	21,018,339
Metals & Mining Total		21,018,339
MATERIALS TOTAL		121,133,497
TELECOMMUNICATION SERVICES – 24.0%
Diversified Telecommunication Services – 23.9%
Brasil Telecom Participacoes SA, ADR	241,760	8,727,536
BT Group PLC, ADR	1,152,030	47,924,448
Compania Anonima Nacional Telefonos de Venezuela, ADR	2,878,864	54,525,684
Deutsche Telekom AG, ADR	6,010,800	110,718,936
KT Corp., ADR	2,914,300	62,657,450
Nippon Telegraph & Telephone Corp., ADR	2,571,180	55,203,235
Portugal Telecom, SGPS, SA, ADR	8,194,176	78,336,322
Swisscom AG, ADR (a)	2,291,700	74,755,254
Tele Norte Leste Participacoes SA, ADR (a)	2,164,000	36,030,600
Telecom Corp. of New Zealand, ADR	1,524,800	51,218,032
Telecom Italia S.p.A., ADR	1,649,181	51,635,857

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Telecomunicacoes Brasileiras SA, ADR	663,200	20,227,600
Telefonica SA, ADR	2,382,881	116,522,881
Telefonos de Mexico SA de CV, ADR	3,237,840	61,162,798
Diversified Telecommunication Services Total		829,646,633
Wireless Telecommunication Services – 0.1%
Tele Centro Oeste Celular Participacoes SA, ADR (a)(b)	98,437	991,260
Tele Leste Celular Participacoes SA, ADR (a)	7,626	60,627
Telesp Celular Participacoes SA, ADR	92,996	397,093
Tim Participacoes SA, ADR	61,418	970,404
Wireless Telecommunication Services Total		2,419,384
TELECOMMUNICATION SERVICES TOTAL		832,066,017
UTILITIES – 5.0%
Electric Utilities – 5.0%
Centrais Electricas Brasileiras SA, ADR	11,414,270	78,543,874
Korea Electric Power Corp., ADR	6,114,300	95,811,081
Electric Utilities Total		174,354,955
UTILITIES TOTAL		174,354,955
Total Common Stocks (cost of $3,438,428,270)		3,871,341,112
Investment Management Company – 1.9%
Nations Cash Reserves, Capital Class Shares (d)	65,666,997	65,666,990

Total Investment Management Company (cost of $65,666,995)		65,666,990

Repurchase Agreement – 0.7% (e)
	Par
Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $24,744,262 (repurchase proceeds $24,418,313)	24,416,000	24,416,000

Total Repurchase Agreement (cost of $24,416,000)		24,416,000

5

Total Investments – 114.1% (cost of $3,528,511,265)(f)(g)	3,961,424,102

Other Assets & Liabilities, Net – (14.1)%	(491,101.445)

Net Assets – 100.0%	3,470,322,657

6

Notes to Investment Portfolio:

*      Security Valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

(a)   All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005, is $24,415,848.

(b)   Non-income producing security.

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $285,797,562, which represents 8.2% of net assets.

(d)   Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)   This amount represents cash collateral received from securities lending activity.

(f)    Cost for federal income tax purposes is $3,528,511,265.

(g)   Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
$712,120,220	$279,207,383	$432,912,837

7

Acronym	Name

ADR	American Depositary Receipt
JPY	Japanese Yen

At June 30, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation

GBP	$2,565,498	$2,561,634	07/05/05	$3,864

8

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations Marsico Growth Master Portfolio

		Shares	Value ($)*

Common Stocks – 95.0%
CONSUMER DISCRETIONARY – 22.3%
Hotels, Restaurants & Leisure – 9.7%
	Four Seasons Hotels, Inc.	208,909	13,808,885
	MGM Mirage (a)	738,680	29,236,954
	Royal Caribbean Cruises Ltd.	812,613	39,297,965
	Starbucks Corp. (a)	1,421,448	73,432,004
	Wynn Resorts Ltd. (a)	763,505	36,090,881
	Yum! Brands, Inc.	1,478,577	77,004,290
	Hotels, Restaurants & Leisure Total		268,870,979
Household Durables – 4.9%
	Harman International Industries, Inc.	340,646	27,714,959
	KB Home	465,620	35,494,213
	Lennar Corp., Class A	500,940	31,784,643
	M.D.C. Holdings, Inc.	269,197	22,141,453
	Toll Brothers, Inc. (a)	200,737	20,384,842
	Household Durables Total		137,520,110
Multiline Retail – 2.3%
	Target Corp.	1,158,035	63,008,684
	Multiline Retail Total		63,008,684
Specialty Retail – 3.2%
	Lowe’s Companies, Inc.	1,541,985	89,774,366
	Specialty Retail Total		89,774,366
Textiles, Apparel & Luxury Goods – 2.2%
	NIKE, Inc., Class B	702,532	60,839,271
	Textiles, Apparel & Luxury Goods Total		60,839,271
	CONSUMER DISCRETIONARY TOTAL		620,013,410
CONSUMER STAPLES – 5.4%
Beverages – 0.5%
	PepsiCo, Inc.	229,658	12,385,455
	Beverages Total		12,385,455
Food & Staples Retailing – 2.2%
	CVS Corp.	1,229,193	35,732,640
	Walgreen Co.	527,149	24,243,583
	Food & Staples Retailing Total		59,976,223

1

		Shares	Value ($)*

Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.7%
	Procter & Gamble Co.	1,429,780	75,420,895
	Household Products Total		75,420,895
	CONSUMER STAPLES TOTAL		147,782,573
ENERGY – 0.4%
Oil, Gas & Consumable Fuels – 0.4%
	Canadian Natural Resources Ltd.	277,240	10,085,990
	Total Oil, Gas & Consumable Fuels		10,085,990
	ENERGY TOTAL		10,085,990
FINANCIALS – 13.1%
Capital Markets – 3.1%
	Goldman Sachs Group, Inc.	107,054	10,921,649
	Lehman Brothers Holdings, Inc.	222,834	22,122,959
	UBS AG, Registered Shares (a)	686,688	53,458,661
	Capital Markets Total		86,503,269
Chemicals – 0.6%
	Kkr Financial Corp.	662,501	16,562,525
	Chemicals Total		16,562,525
Commercial Banks – 1.4%
	UCBH Holdings, Inc. (a)	752,904	12,227,161
	Wells Fargo & Co.	435,828	26,838,288
	Commercial Banks Total		39,065,449
Consumer Finance – 2.4%
	SLM Corp.	1,323,341	67,225,723
	Consumer Finance Total		67,225,723
Diversified Financial Services – 2.5%
	Chicago Mercantile Exchange	105,944	31,306,452
	Citigroup, Inc.	815,250	37,689,007
	Diversified Financial Services Total		68,995,459
Real Estate – 0.9%
	St. Joe Co.	323,385	26,368,813
	Real Estate Total		26,368,813

2

		Shares	Value ($)*

Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.2%
	Countrywide Financial Corp.	1,570,165	60,624,070
	Thrifts & Mortgage Finance Total		60,624,070
	FINANCIALS TOTAL		365,345,308
HEALTH CARE – 27.5%
Biotechnology – 6.7%
	Genentech, Inc. (a)	2,322,112	186,419,151
	Biotechnology Total		186,419,151
Health Care Equipment & Supplies – 5.3%
	Medtronic, Inc.	1,260,422	65,277,255
	Zimmer Holdings, Inc. (a)	1,092,917	83,247,488
	Health Care Equipment & Supplies Total		148,524,743
Health Care Providers & Services – 8.4%
	Aetna, Inc.	92,228	7,638,323
	Pacificare Health Systems, Inc. (a)	135,964	9,714,628
	Quest Diagnostics, Inc.	442,344	23,563,665
	UnitedHealth Group, Inc.	3,463,938	180,609,727
	WellPoint, Inc. (a)	161,712	11,261,623
	Health Care Providers & Services Total		232,787,966
Pharmaceuticals – 7.1%
	Johnson & Johnson	1,042,564	67,766,660
	Pfizer, Inc.	2,607,663	71,919,346
	Sanofi-Aventis	1,412,482	57,897,637
	Pharmaceuticals Total		197,583,643
	HEALTH CARE TOTAL		765,315,503
INDUSTRIALS – 16.9%
Aerospace & Defense – 6.4%
	General Dynamics Corp.	597,347	65,433,390
	Lockheed Martin Corp.	578,489	37,526,581
	United Technologies Corp.	1,447,416	74,324,812
	Aerospace & Defense Total		177,284,783
Air Freight & Logistics – 3.4%
	FedEx Corp.	1,167,806	94,603,964
	Air Freight & Logistics Total		94,603,964
Industrial Conglomerates – 4.3%
	General Electric Co.	3,470,013	120,235,950
	Industrial Conglomerates Total		120,235,950

3

		Shares	Value ($)*

Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.8%
	Caterpillar, Inc.	828,005	78,917,156
	Machinery Total		78,917,156
	INDUSTRIALS TOTAL		471,041,853
INFORMATION TECHNOLOGY – 8.1%
Communications Equipment – 3.3%
	Cisco Systems, Inc.	1,990,112	38,031,040
	QUALCOMM, Inc.	1,650,388	54,479,308
	Communications Equipment Total		92,510,348
Internet Software & Services – 3.0%
	Google, Inc., Class A	285,526	83,987,473
	Internet Software & Services Total		83,987,473
Semiconductors & Semiconductor Equipment – 1.4%
	Intel Corp.	1,454,756	37,910,941
	Semiconductors & Semiconductor Equipment Total		37,910,941
Software – 0.4%
	Adobe Systems, Inc.	377,294	10,798,154
	Software Total		10,798,154
	INFORMATION TECHNOLOGY TOTAL		225,206,916
UTILITIES – 1.3%
Independent Power Producers & Energy Traders – 1.3%
	TXU Corp.	449,028	37,309,735
	Independent Power Producers & Energy Traders Total		37,309,735
	UTILITIES TOTAL		37,309,735
	Total Common Stocks (cost of $2,195,144,254)		2,642,101,288
Convertible Bonds – 1.6%
Consumer Discretionary – 1.6%
Hotels, Restaurants and Leisure – 1.6%
Wynn Resorts, Inc.
	6.000% 07/15/15	20,000,002	44,347,000
	Hotels, Restaurants and Leisure Total		44,347,000
	Consumer Discretionary Total		44,347,000
	Total Convertible Bonds (cost of $19,647,755)		44,347,000

4

Investment Management Company – 8.3%
Nations Cash Reserves, Capital Class Shares (b)	231,663,000	231,663,000
Total Investment Management Company (cost of $231,663,000)		231,663,000
Total Investments - 96.6% (cost of $2,446,455,009)(c)(d)		2,918,111,288
Other Assets & Liabilities, Net –3.4%		(136,787,123)
Net Assets – 100.0%		2,781,324,165

5

Notes to Investment Portfolio:

*

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)	Non-income producing security.
(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.
(c)	Cost for federal income tax purposes is $2,446,455,009.

6

(d)	Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

Net Unrealized
	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	Depreciation

	$493,223,425	$(21,567,126)	$471,656,299

7

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Small Company Master Portfolio

	Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 19.1%
Automobiles – 0.7%
Winnebago Industries, Inc. (b)	110,370	3,614,617
Automobiles Total		3,614,617
Diversified Consumer Services – 1.0%
Education Management Corp.	142,486	4,806,053
Diversified Consumer Services Total		4,806,053
Hotels, Restaurants & Leisure – 5.4%
Gaylord Entertainment Co. (a)	163,975	7,623,198
Isle Of Capris Casinos, Inc. (a)	115,045	3,014,179
Kerzner International Ltd. (a)	57,900	3,297,405
Lakes Entertainment, Inc.	59,540	916,916
RARE Hospitality International, Inc. (a)	141,440	4,309,677
Scientific Games Corp., Class A (a)	77,575	2,089,095
Shuffle Master, Inc. (a)	191,118	5,357,037
Hotels, Restaurants & Leisure Total		26,607,507
Household Durables – 1.0%
Beazer Homes USA, Inc. (b)	45,270	2,587,180
Yankee Candle Co., Inc.	76,235	2,447,144
Household Durables Total		5,034,324
Internet & Catalog Retail – 1.8%
Blue Nile, Inc. (a) (b)	96,455	3,153,114
Coldwater Creek, Inc. (a)	156,292	3,893,234
Overstock.com, Inc. (a)(b)	47,880	1,704,528
Internet & Catalog Retail Total		8,750,876
Media – 3.0%
Lions Gate Entertainment Corp. (a)(b)	378,155	3,879,870
R.H. Donnelley Corp. (a)	61,985	3,841,830
Radio One, Inc., Class D (a)	345,100	4,406,927
Valassis Communications, Inc.	66,500	2,463,825
Media Total		14,592,452
Specialty Retail – 3.8%
Aeropostale, Inc. (a)	98,850	3,321,360
Guitar Center, Inc.	21,780	1,271,298
Hibbett Sporting Goods, Inc. (a)	150,597	5,698,590
Jarden Corp.	25,140	1,355,549
MarineMax, Inc.	73,815	2,306,719
PETCO Animal Supplies, Inc.	50,450	1,479,194

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Tuesday Morning Corp. (a)	102,600	3,233,952
Specialty Retail Total		18,666,662
Textiles, Apparel & Luxury Goods – 2.4%
Deckers Outdoor Co. (a) (b)	42,510	1,045,746
Jos. A. Bank Clothiers, Inc. (a) (b)	123,105	5,330,446
Wolverine World Wide, Inc. (a)	213,967	5,137,348
Textiles, Apparel & Luxury Goods Total		11,513,540
CONSUMER DISCRETIONARY TOTAL		93,586,031
CONSUMER STAPLES – 1.1%
Food & Staples Retailing – 0.2%
United Natural Foods, Inc.	31,920	969,410
Food & Staples Retailing Total		969,410
Food Products – 0.5%
Delta & Pine Land Co.	87,405	2,190,369
Food Products Total		2,190,369
Household Products – 0.2%
Rayovac Corp. (a)	35,920	1,185,360
Household Products Total		1,185,360
Personal Products – 0.2%
Nu Skin Enterprises, Inc., Class A	48,120	1,121,196
Personal Products Total		1,121,196
CONSUMER STAPLES TOTAL		5,466,335
ENERGY – 5.2%
Energy Equipment & Services – 2.0%
Atwood Oceanics, Inc. (a)	63,167	3,888,561
CAL Dive International, Inc. (a)	53,225	2,787,393
Energy Conversion Devices, Inc.	17,690	395,902
Grey Wolf, Inc.	197,830	1,465,920
Hydril	19,540	1,061,999
Energy Equipment & Services Total		9,599,775
Oil, Gas & Consumable Fuels – 3.2%
Denbury Resources, Inc. (a) (b)	84,395	3,356,389
Frontier Oil Corp.	13,610	399,453
Remington Oil & Gas Corp.	132,529	4,731,285
St. Mary Land & Exploration Co.	14,070	407,749

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Superior Energy Services, Inc. (a)	313,025	5,571,845
Cheniere Energy, Inc. (a)	38,110	1,185,221
Oil, Gas & Consumable Fuels Total		15,651,942
ENERGY TOTAL		25,251,717
FINANCIALS – 9.1%
Capital Markets – 2.1%
Affiliated Managers Group, Inc. (a) (b)	150,514	10,284,621
Capital Markets Total		10,284,621
Commercial Banks – 4.6%
Boston Private Financial Holdings, Inc.	259,398	6,536,830
City National Corp.	107,367	7,699,288
Fidelity Bankshares, Inc.	132,112	3,503,610
Prosperity Bancshares, Inc.	14,920	426,861
South Financial Group, Inc.	114,179	3,244,967
Texas Capital Bancshares, Inc. (a)	70,965	1,400,849
Commercial Banks Total		22,812,405
Consumer Finance – 1.2%
Nelnet, Inc. Class A (a)	69,519	2,312,897
World Acceptance Corp. (a)	120,220	3,612,611
Consumer Finance Total		5,925,508
Insurance – 1.2%
Selective Insurance Group, Inc. (b)	48,875	2,421,756
Triad Guaranty, Inc. (a)	64,516	3,250,961
Insurance Total		5,672,717
FINANCIALS TOTAL		44,695,251
HEALTH CARE – 19.5%
Biotechnology – 4.2%
Affymetrix, Inc. (a) (b)	74,786	4,033,209
Amylin Pharmaceuticals, Inc. (b)	84,130	1,760,841
AtheroGenics, Inc. (a)	141,475	2,260,771
Exelixis, Inc.	287,040	2,132,707
Human Genome Sciences, Inc.	104,580	1,211,036
Illumina, Inc.	268,276	3,238,091
Martek Biosciences Corp. (a)(b)	32,925	1,249,504
PRA International	44,700	1,197,066
Protein Design Labs, Inc.	169,120	3,417,915
Biotechnology Total		20,501,140
Health Care Equipment & Supplies – 6.7%
American Medical Systems Holdings, Inc. (a)	243,190	5,021,873

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Aspect Medical Systems, Inc.	39,794	1,183,474
Hologic, Inc.	107,590	4,276,703
Immucor, Inc. (a)	174,895	5,063,210
INAMED Corp. (a)	28,505	1,908,980
Intuitive Surgical, Inc. (a)	29,620	1,381,477
Kyphon, Inc. (a)	107,905	3,754,015
Respironics, Inc. (a)	278,602	10,060,318
Health Care Equipment & Supplies Total		32,650,050
Health Care Providers & Services – 6.3%
Allion Healthcare, Inc.	48,100	788,936
Apria Healthcare Group, Inc. (a)	40,250	1,394,260
Centene Corp. (a)	203,269	6,825,773
HealthExtras, Inc. (a)	82,200	1,649,754
LifePoint Hospitals, Inc.	108,888	5,501,022
Psychiatric Solutions, Inc.	10,280	500,739
Triad Hospitals, Inc. (a)	80,958	4,423,545
VCA Antech, Inc. (a)	419,306	10,168,170
Health Care Providers & Services Total		31,252,199
Pharmaceuticals – 2.3%
Connetics Corp. (a)(b)	105,905	1,868,164
MGI Pharma, Inc.	59,540	1,295,590
OSI Pharmaceuticals, Inc. (a)	39,360	1,608,643
Par Pharmaceutical Companies, Inc. (a)(b)	40,575	1,290,691
Penwest Pharmaceuticals Co. (a)(b)	225,980	2,671,084
Salix Pharmaceuticals Ltd. (a)(b)	137,100	2,421,186
Pharmaceuticals Total		11,155,358
HEALTH CARE TOTAL		95,558,747
INDUSTRIALS – 12.5%
Aerospace & Defense – 1.3%
Aviall, Inc.	27,010	853,246
Engineered Support Systems, Inc. (b)	27,945	1,001,269
Teledyne Technologies, Inc. (a)	141,400	4,606,812
Aerospace & Defense Total		6,461,327
Air Freight & Logistics – 2.2%
HUB Group, Inc., Class A	138,340	3,465,417
UTI Worldwide, Inc.	103,916	7,234,632
Air Freight & Logistics Total		10,700,049

4

	Shares	Value ($)
Common Stocks – (continued)
Airlines – 0.2%
Frontier Airlines, Inc. (a)(b)	102,750	1,061,407
Airlines Total		1,061,407
Building Products – 0.0%
Griffon Corp. (a)	16,313	362,149
Building Products Total		362,149
Commercial Services & Supplies – 3.6%
Korn/Ferry International	145,040	2,574,460
Labor Ready, Inc.	116,780	2,722,142
Mine Safety Appliances Co. (a)	50,825	2,348,115
Navigant Consulting, Inc. (a)	45,700	807,062
Resources Connection, Inc. (a)	149,370	3,469,865
Senomyx, Inc. (a)	104,970	1,733,054
Waste Connections, Inc. (a)	107,775	4,018,930
Commercial Services & Supplies Total		17,673,628
Construction & Engineering – 1.0%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	216,846	4,957,099
Construction & Engineering Total		4,957,099
Electrical Equipment – 0.3%
Evergreen Solar, Inc. (b)	240,240	1,544,743
Electrical Equipment Total		1,544,743
Machinery – 3.4%
Actuant Corp., Class A	90,562	4,341,542
Bucyrus International, Inc., Class A (a)	66,655	2,531,557
CLARCOR, Inc.	31,860	931,905
Cuno, Inc. (a)	69,001	4,929,431
ESCO Technologies, Inc.	9,320	939,456
Manitowoc Co., Inc.	22,730	932,385
Toro Co.	—	—
Wabtec Corp. (a)	98,990	2,126,305
Machinery Total		16,732,581
Road & Rail – 0.5%
Landstar System, Inc. (a)(b)	73,980	2,228,278
Road & Rail Total		2,228,278
INDUSTRIALS TOTAL		61,721,261
INFORMATION TECHNOLOGY – 26.3%
Communications Equipment – 3.3%
ADTRAN, Inc.	54,310	1,346,345
Anaren, Inc. (a)	147,990	1,946,068
AudioCodes Ltd. (a)	282,565	2,811,522
Avocent Corp. (a)	86,556	2,262,574

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
C-COR.net Corp. (a)	156,481	1,071,895
NICE Systems Ltd., ADR (a)	67,615	2,668,764
Packeteer, Inc. (a)	186,072	2,623,615
Plantronics, Inc.	41,480	1,508,213
Communications Equipment Total		16,238,996
Computers & Peripherals – 1.3%
M-Systems Flash Disk Pioneers Ltd. (a)	194,110	3,721,089
Neoware Systems, Inc. (a)(b)	263,130	2,694,451
Computers & Peripherals Total		6,415,540
Electronic Equipment & Instruments – 3.1%
Aeroflex, Inc. (a)	167,657	1,408,319
Applied Films Corp.	19,206	491,674
Daktronics, Inc. (a)	158,137	3,164,321
FLIR Systems, Inc. (b)	44,836	1,337,906
Global Imaging Systems, Inc. (a)	110,025	3,505,397
Itron, Inc.	46,000	2,055,280
Plexus Corp. (a)	244,054	3,472,888
Electronic Equipment & Instruments Total		15,435,785
Internet Software & Services – 3.3%
CNET Networks, Inc.	108,040	1,268,390
Digital River, Inc. (a)(b)	51,630	1,639,252
Digitas, Inc. (a)	379,320	4,328,041
EarthLink, Inc. (a)(b)	112,500	974,250
Equinix, Inc.	11,250	487,575
InfoSpace, Inc. (a)	109,430	3,603,530
Secure Computing Corp. (a)	279,838	3,044,637
ValueClick, Inc. (a)(b)	67,220	828,823
Internet Software & Services Total		16,174,498
IT Services – 2.4%
Anteon International Corp. (a)	102,143	4,659,763
Euronet Worldwide, Inc. (a)	91,815	2,669,062
MTC Technologies, Inc. (a)	51,452	1,894,977
Sykes Enterprises, Inc. (a)	253,160	2,399,957
IT Services Total		11,623,759
Semiconductors & Semiconductor Equipment – 6.1%
Cymer, Inc. (a)(b)	106,375	2,802,981
Integrated Device Technology, Inc.	203,200	2,184,400
Microsemi Corp. (a)	483,943	9,098,128

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Semtech Corp. (a)	298,475	4,969,609
Tessera Technologies, Inc. (a)(b)	142,060	4,746,225
Varian Semiconductor Equipment Associates, Inc. (a)	65,190	2,412,030
Virage Logic Corp. (a)	342,944	3,532,323
Semiconductors & Semiconductor Equipment Total		29,745,696
Software – 6.8%
American Reprographics Co. (a)	105,860	1,703,287
ANSYS, Inc. (a)	107,987	3,834,618
Aspect Communications Corp. (a)	312,745	3,512,126
Borland Software Corp. (a)	98,020	672,417
Epicor Software Corp. (a)	184,650	2,437,380
Hyperion Solutions Corp. (a)	129,286	5,202,469
Kronos, Inc.	29,608	1,195,867
Macrovision Corp.	39,600	892,584
MICROS Systems, Inc.	31,410	1,405,598
Open Solutions, Inc. (a)(b)	109,845	2,230,952
Progress Software Corp. (a)	221,300	6,672,195
Quest Software, Inc.	111,570	1,520,699
RSA Security, Inc. (a)	195,101	2,239,760
Software Total		33,519,952
INFORMATION TECHNOLOGY TOTAL		129,154,226
MATERIALS – 3.0%
Chemicals – 1.2%
Airgas, Inc.	62,915	1,552,113
Mosaic Co. (a)	—	—
Symyx Technologies, Inc. (a)	153,314	4,289,725
Chemicals Total		5,841,838
Construction Materials – 0.3%
Eagle Materials, Inc.	15,760	1,459,218
Construction Materials Total		1,459,218
Metals & Mining – 1.5%
Allegheny Technologies, Inc.	65,860	1,452,872
AMCOL International Corp.	186,903	3,511,907
Cleveland-Cliffs, Inc.	17,870	1,032,171
Foundation Coal Holdings, Inc.	15,620	405,183

7

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Reliance Steel & Aluminum Co.	21,930	812,945
Metals & Mining Total		7,215,078
MATERIALS TOTAL		14,516,134
TELECOMMUNICATION SERVICES – 2.1%
Wireless Telecommunication Services – 2.1%
Alamosa Holdings, Inc.	137,670	1,913,613
SBA Communications Corp., Class A (a)	260,860	3,521,610
SpectraLink Corp. (b)	166,011	1,746,435
Western Wireless Corp., Class A (a)	77,260	3,268,098
Wireless Telecommunication Services Total		10,449,756
TELECOMMUNICATION SERVICES TOTAL		10,449,756
UTILITIES – 1.4%
Gas Utilities – 1.4%
Energen Corp.	192,440	6,745,021
Gas Utilities Total		6,745,021
UTILITIES TOTAL		6,745,021

Total Common Stocks (cost of $371,254,491)		487,144,479
Investment Management Companies – 2.4%
iShares Dow Jones U.S. Real Estate Index Fund (b)	44,301	2,817,477
iShares Nasdaq Biotechnology Index Fund (b)	73,696	5,003,887
Nations Cash Reserves, Capital Class Shares (c)	4,130,999	4,130,997

Total Investment Management Companies (cost of $12,136,961)		11,952,361
Repurchase Agreement – 7.7%(d)

	Par
Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $38,486,571 (repurchase proceeds $37,979,597)	37,976,000	37,976,000

Total Repurchase Agreement (cost of $37,976,000)		37,976,000

8

Total Investments – 109.4% (cost of $421,367,452)(e)	537,072,840

Other Assets & Liabilities, Net – (9.4)%	(46,272,796)

Net Assets – 100%	490,800,044

Notes to Investment Portfolio:

*      Securities valuation:

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)   Non-income producing security.

(b)   All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005, is $37,976,490.

(c)   Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)   This amount represents cash collateral received from securities lending activity.

(e)   Cost for federal income tax purposes is $421,367,452.

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

Unrealized Appeciation	Unrealized Depreciation	Net Unrealized Appreciation/Depreciation

$132,798,626	$17,093,238	$115,705,388

9

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Strategic Growth Master Portfolio

		Shares	Value ($)*
Common Stocks – 100.0%
CONSUMER DISCRETIONARY – 11.1%
Auto Components – 0.5)%
	Magna International, Inc., Class A	109,600	7,709,264
	Auto Components Total		7,709,264
Automobiles – 0.4%
	Harley-Davidson, Inc.	125,026	6,201,289
	Automobiles Total		6,201,289
Hotels, Restaurants & Leisure – 1.8%
	Carnival Corp.	216,250	11,796,437
	McDonald’s Corp.	553,625	15,363,094
	Hotels, Restaurants & Leisure Total		27,159,531
Household Durables – 0.6%
	Ryland Group, Inc.	120,825	9,166,993
	Household Durables Total		9,166,993
Internet & Catalog Retail – 0.4%
	eBay, Inc.	194,100	6,407,241
	Internet & Catalog Retail Total		6,407,241
Media – 3.5%
	Liberty Media Corp., Class A (a)	660,400	6,729,476
	McGraw-Hill Companies, Inc.	357,050	15,799,462
	News Corp., Class A	1,060,950	17,166,171
	Viacom, Inc., Class B	467,825	14,979,757
	Media Total		54,674,866
Multiline Retail – 1.2%
	Federated Department Stores, Inc.	126,300	9,255,264
	Nordstrom, Inc.	146,100	9,930,417
	Multiline Retail Total		19,185,681
Specialty Retail – 2.1%
	Home Depot, Inc.	498,854	19,405,420
	Staples, Inc.	574,700	12,252,604
	Specialty Retail Total		31,658,024
Textiles, Apparel & Luxury Goods – 0.5%
	Reebok International Ltd.	177,800	7,437,374
	Textiles, Apparel & Luxury Goods Total		7,437,374
	CONSUMER DISCRETIONARY TOTAL		169,600,263
CONSUMER STAPLES – 10.4%
Beverages – 4.8%
	Coca-Cola Co.	546,452	22,814,371
	Diageo PLC, ADR	323,100	19,159,830

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	PepsiCo, Inc.	610,945	32,948,264
	Beverages Total		74,922,465
Food & Staples Retailing – 1.2%
	Wal-Mart Stores, Inc.	397,400	19,154,680
	Food & Staples Retailing Total		19,154,680
Food Products – 0.5%
	Sara Lee Corp.	402,400	7,971,544
	Food Products Total		7,971,544
Household Products – 1.3%
	Colgate-Palmolive Co.	396,150	19,771,846
	Household Products Total		19,771,846
Personal Products – 1.6%
	Gillette Co.	476,350	24,117,600
	Personal Products Total		24,117,600
Tobacco – 1.0%
	Altria Group, Inc.	240,950	15,579,827
	Tobacco Total		15,579,827
	CONSUMER STAPLES TOTAL		161,517,962
ENERGY – 9.0%
Energy Equipment & Services – 2.6%
	BJ Services Co.	174,650	9,165,632
	Cooper Cameron Corp. (a)	135,950	8,435,697
	Nabors Industries Ltd. (a)	142,700	8,650,474
	Schlumberger Ltd.	180,100	13,676,794
	Energy Equipment & Services Total		39,928,597
Oil, Gas & Consumable Fuels – 6.4%
	Arch Coal, Inc.	199,450	10,864,041
	ConocoPhillips	607,950	34,951,045
	Exxon Mobil Corp.	929,940	53,443,652
	Oil, Gas & Consumable Fuels Total		99,258,738
	ENERGY TOTAL		139,187,335
FINANCIALS – 20.3%
Capital Markets – 2.2%
	A.G. Edwards, Inc.	181,500	8,194,725
	Bank of New York Co., Inc.	258,475	7,438,910
	Goldman Sachs Group, Inc.	75,438	7,696,185
	Merrill Lynch & Co., Inc.	201,886	11,105,749
	Capital Markets Total		34,435,569

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 6.3%
	Cullen/Frost Bankers, Inc.	171,850	8,188,653
	KeyCorp	293,750	9,737,812
	U.S. Bancorp	730,603	21,333,608
	Wachovia Corp.	473,525	23,486,840
	Wells Fargo & Co.	429,325	26,437,833
	Zions Bancorporation	113,175	8,321,758
	Commercial Banks Total		97,506,504
Consumer Finance – 0.8%
	MBNA Corp.	441,799	11,557,461
	Consumer Finance Total		11,557,461
Diversified Financial Services – 4.7%
	CIT Group, Inc.	246,925	10,610,367
	Citigroup, Inc.	1,167,850	53,989,706
	JPMorgan Chase & Co.	209,013	7,382,339
	Diversified Financial Services Total		71,982,412
Insurance – 5.3%
	AFLAC, Inc.	182,625	7,904,010
	American International Group, Inc.	315,700	18,342,170
	Genworth Financial, Inc., Class A	413,925	12,512,953
	Hartford Financial Services Group, Inc.	172,750	12,918,245
	SAFECO Corp.	161,450	8,773,193
	UnumProvident Corp.	698,875	12,803,390
	XL Capital Ltd., Class A	125,275	9,322,965
	Insurance Total		82,576,926
Thrifts & Mortgage Finance – 1.0%
	Fannie Mae	274,650	16,039,560
	Thrifts & Mortgage Finance Total		16,039,560
	FINANCIALS TOTAL		314,098,432
HEALTH CARE – 13.5%
Biotechnology – 0.9%
	Amgen, Inc. (a)	247,173	14,944,079
	Biotechnology Total		14,944,079
Health Care Equipment & Supplies – 2.1%
	Bausch & Lomb, Inc.	98,477	8,173,591
	C.R. Bard, Inc.	109,600	7,289,496
	Medtronic, Inc.	173,310	8,975,725
	Varian Medical Systems, Inc. (a)	233,425	8,713,755
	Health Care Equipment & Supplies Total		33,152,567

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 3.2%
	CIGNA Corp.	79,330	8,490,690
	HCA, Inc.	277,100	15,703,257
	IMS Health, Inc.	250,623	6,207,932
	Quest Diagnostics, Inc.	111,946	5,963,363
	UnitedHealth Group, Inc.	240,568	12,543,215
	Health Care Providers & Services Total		48,908,457
Pharmaceuticals – 7.3%
	Abbott Laboratories	420,350	20,601,353
	GlaxoSmithKline PLC, ADR	168,500	8,173,935
	Johnson & Johnson	538,675	35,013,875
	Merck & Co., Inc.	408,725	12,588,730
	Novartis AG, ADR	197,300	9,359,912
	Pfizer, Inc.	696,270	19,203,127
	Schering AG	119,890	7,396,014
	Pharmaceuticals Total		112,336,946
	HEALTH CARE TOTAL		209,342,049
INDUSTRIALS – 10.5%
Aerospace & Defense – 2.0%
	Boeing Co.	123,400	8,144,400
	United Technologies Corp.	436,800	22,429,680
	Aerospace & Defense Total		30,574,080
Air Freight & Logistics – 1.2%
	United Parcel Service, Inc., Class B	266,825	18,453,617
	Air Freight & Logistics Total		18,453,617
Building Products – 0.5%
	American Standard Companies, Inc.	182,400	7,646,208
	Building Products Total		7,646,208
Commercial Services & Supplies – 1.3%
	ChoicePoint, Inc. (a)	193,900	7,765,695
	Waste Management, Inc.	411,600	11,664,744
	Commercial Services & Supplies Total		19,430,439
Industrial Conglomerates – 3.3%
	General Electric Co.	1,489,373	51,606,774
	Industrial Conglomerates Total		51,606,774

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.2%
	Eaton Corp.	192,000	11,500,800
	Illinois Tool Works, Inc.	124,900	9,952,032
	Ingersoll-Rand Co., Class A	169,525	12,095,608
	Machinery Total		33,548,440
	INDUSTRIALS TOTAL		161,259,558
INFORMATION TECHNOLOGY – 15.7%
Communications Equipment – 2.1%
	Avaya, Inc.	998,400	8,306,688
	Cisco Systems, Inc. (a)	1,288,225	24,617,980
	Communications Equipment Total		32,924,668
Computers & Peripherals – 3.3%
	Dell, Inc. (a)	578,100	22,840,731
	International Business Machines Corp.	277,200	20,568,240
	NCR Corp.	221,200	7,768,544
	Computers & Peripherals Total		51,177,515
IT Services – 0.7%
	Automatic Data Processing, Inc.	253,800	10,651,986
	IT Services Total		10,651,986
Semiconductors & Semiconductor Equipment – 3.6%
	Intel Corp.	514,650	13,411,779
	KLA-Tencor Corp.	162,175	7,087,047
	Marvell Technology Group Ltd. (a)	219,300	8,342,172
	Maxim Integrated Products, Inc.	198,475	7,583,730
	MEMC Electronic Materials, Inc.	508,400	8,017,468
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,285,532	11,724,052
	Semiconductors & Semiconductor Equipment Total		56,166,248
Software – 6.0%
	Adobe Systems, Inc.	245,800	7,034,796
	Amdocs Ltd. (a)	273,000	7,215,390
	Autodesk, Inc. (a)	340,600	11,706,422
	Microsoft Corp.	1,531,480	38,041,963
	Oracle Corp. (a)	621,275	8,200,830
	SAP AG, ADR	190,400	8,244,320

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	547,375	11,899,932
	Software Total		92,343,653
	INFORMATION TECHNOLOGY TOTAL		243,264,070
MATERIALS – 3.1%
Chemicals – 1.2%
	BASF AG, ADR	169,100	11,160,600
	Praxair, Inc.	166,000	7,735,600
	Chemicals Total		18,896,200
Construction Materials – 1.0%
	Vulcan Materials Co.	232,596	15,116,414
	Construction Materials Total		15,116,414
Metals & Mining – 0.4%
	Companhia Vale do Rio Doce, ADR	236,772	6,932,684
	Metals & Mining Total		6,932,684
Paper & Forest Products – 0.5%
	Georgia-Pacific Corp.	233,972	7,440,309
	Paper & Forest Products Total		7,440,309
	MATERIALS TOTAL		48,385,607
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 3.2%
	ALLTEL Corp.	250,125	15,577,785
	BellSouth Corp.	438,425	11,648,952
	Citizens Communications Co.	564,100	7,581,504
	SBC Communications, Inc.	596,250	14,160,937
	Diversified Telecommunication Services Total		48,969,178
	TELECOMMUNICATION SERVICES TOTAL		48,969,178
UTILITIES – 3.2%
Electric Utilities – 2.2%
	Exelon Corp.	342,700	17,590,791
	PG&E Corp.	436,475	16,385,271
	Electric Utilities Total		33,976,062
Multi - Utilities – 1.0%
	Sempra Energy	390,500	16,131,555
	Multi - Utilities Total		16,131,555
	UTILITIES TOTAL		50,107,617
	Total Common Stocks (cost of $1,462,204,254)		1,545,732,071

6

Investment Management Companies – 0.8%
Nations Cash Reserves, Capital Class Shares (b)	94,796,999	94,796,995
SPDR Trust Series 1	246,942	29,430,304

Total Investment Management Companies (cost of $124,568,086)		124,227,299

Total Investments – 108.0% (cost of $1,586,772,340)(c)(d)		1,669,959,370

Other Assets & Liabilities, Net – (0.8)%		(123,124,195)

Net Assets – 100.0%		1,546,835,175

Notes to Investment Portfolio:

*Securities valuation

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

(a)	Non–income producing security.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was: $1,586,772,340

(d)
	Unrealized	Unrealized	Net Unrealized
	Appeciation	Depreciation	Appreciation/Depreciation

	$127,801,593	$44,614,563	$83,187,030

7

Acronym	Name
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipts

8

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Nations Marsico International Opportunities Fund

		Shares	Value ($)*
Common Stocks – 94.2%
CONSUMER DISCRETIONARY – 23.2%
Automobiles – 2.0%
	Hyundai Motor Co.	198,900	10,996,997
	Renault SA	135,567	11,918,487
	Automobiles Total		22,915,484
Hotels, Restaurants & Leisure – 10.8%
	Enterprise Inns PLC	3,134,702	46,713,216
	InterContinental Hotels Group PLC	2,225,459	28,007,339
	Kerzner International Ltd. (a)	290,829	16,562,711
	Shangri-La Asia Ltd.	14,835,665	22,911,017
	Wynn Resorts Ltd. (a)	247,455	11,697,198
	Hotels, Restaurants & Leisure Total		125,891,481
Household Durables – 2.4%
	Thomson	1,174,180	27,959,831
	Household Durables Total		27,959,831
Media – 4.9%
	EMI Group PLC	3,724,302	16,877,858
	Grupo Televisa SA, ADR	376,227	23,359,934
	JC Decaux SA (a)	690,039	17,472,111
	Media Total		57,709,903
Specialty Retail – 3.1%
	Natura Cosmeticos SA	244,911	7,766,836
	Yamada Denki Co., Ltd.	492,100	28,182,886
	Specialty Retail Total		35,949,722
	CONSUMER DISCRETIONARY TOTAL		270,426,421
CONSUMER STAPLES – 6.6%
Beverages – 2.5%
	Diageo PLC	1,980,945	29,120,828
	Beverages Total		29,120,828
Household Products – 2.5%
	Reckitt Benckiser PLC	994,330	29,227,447
	Household Products Total		29,227,447
Personal Products – 1.6%
	Shoppers Drug Mart Corp.	536,550	18,618,040
	Personal Products Total		18,618,040
	CONSUMER STAPLES TOTAL		76,966,315
ENERGY – 7.9%
Energy Equipment & Services – 2.1%
	British Energy Group PLC (a)	1,903,116	13,848,753
	Precision Drilling Corp. (a)	289,898	11,429,763
	Energy Equipment & Services Total		25,278,516

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 5.8%
	CNOOC Ltd., ADR	254,574	15,101,330
	Petroleo Brasileiro SA, ADR	256,182	13,354,768
	Sasol Ltd.	475,080	12,820,595
	Talisman Energy, Inc.	379,277	14,213,597
	Total SA	50,329	11,791,008
	Oil, Gas & Consumable Fuels Total		67,281,298
	ENERGY TOTAL		92,559,814
FINANCIALS – 20.0%
Capital Markets – 4.0%
	UBS AG, Registered Shares	593,626	46,212,424
	Capital Markets Total		46,212,424
Commercial Banks – 11.5%
	Anglo Irish Bank Corp. PLC	1,466,512	18,146,167
	Banca Intesa S.p.A.	3,802,000	17,350,889
	Erste Bank Der oesterreichischen Sparkassen AG	451,168	22,575,899
	ForeningsSparbanken AB	787,863	17,264,791
	ICICI Bank Ltd., ADR	534,171	11,671,636
	Mitsubishi Tokyo Financial Group, Inc.	2,748	23,217,739
	Sumitomo Mitsui Financial Group, Inc.	3,441	23,203,786
	Commercial Banks Total		133,430,907
Real Estate – 4.5%
	CapitaLand Ltd.	14,504,000	20,423,760
	Hang Lung Properties Ltd.	8,013,200	11,769,637
	Leopalace21 Corp.	303,920	5,035,662
	Sumitomo Realty & Development Co., Ltd.	1,391,000	15,510,407
	Real Estate Total		52,739,466
	FINANCIALS TOTAL		232,382,797
HEALTH CARE – 11.2%
Pharmaceuticals – 11.2%
	Astellas Pharma, Inc.	756,600	25,843,286
	Novartis AG, Registered Shares	241,205	11,460,078
	Roche Holding AG	464,406	58,584,274

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Sanofi-Aventis	422,916	34,637,832
	Pharmaceuticals Total		130,525,470
	HEALTH CARE TOTAL		130,525,470
INDUSTRIALS – 7.4%
Construction & Engineering – 4.3%
	Vinci SA	593,792	49,415,891
	Construction & Engineering Total		49,415,891
Electrical Equipment – 1.0%
	Fanuc Ltd.	187,319	11,881,458
	Electrical Equipment Total		11,881,458
Road & Rail – 2.1%
	Canadian National Railway Co.	424,699	24,483,897
	Road & Rail Total		24,483,897
	INDUSTRIALS TOTAL		85,781,246
INFORMATION TECHNOLOGY – 9.0%
Communications Equipment – 2.3%
	Telefonaktiebolaget LM Ericsson, ADR (a)	817,888	26,131,522
	Communications Equipment Total		26,131,522
Electronic Equipment & Instruments – 2.4%
	Keyence Corp.	50,100	11,163,313
	Murata Manufacturing Co., Ltd.	333,500	16,873,367
	Electronic Equipment & Instruments Total		28,036,680
Internet Software & Services – 1.0%
	Trend Micro, Inc.	342,000	12,098,437
	Internet Software & Services Total		12,098,437
Office Electronics – 1.0%
	Canon, Inc.	214,600	11,250,739
	Office Electronics Total		11,250,739
Semiconductors & Semiconductor Equipment – 2.3%
	ARM Holdings PLC	7,386,383	14,931,749
	Samsung Electronics Co., Ltd.	26,010	12,335,268
	Semiconductors & Semiconductor Equipment Total		27,267,017
	INFORMATION TECHNOLOGY TOTAL		104,784,395
MATERIALS – 5.5%
Chemicals – 3.8%
	Lonza Group AG, Registered Shares	533,565	29,469,807
	Reliance Industries Ltd., GDR (b)	479,756	13,965,697
	Reliance Industries Ltd., GDR (a)(b)	24,295	707,228
	Chemicals Total		44,142,732

3

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 1.7%
	Cemex SA de CV, ADR	477,822	20,269,209
	Construction Materials Total		20,269,209
	MATERIALS TOTAL		64,411,941
TELECOMMUNICATION SERVICES – 3.4%
Wireless Telecommunication Services – 3.4%
	America Movil SA de CV, ADR	383,605	22,866,694
	SK Telecom Co. Ltd.	91,628	16,122,517
	Wireless Telecommunication Services Total		38,989,211
	TELECOMMUNICATION SERVICES TOTAL		38,989,211

	Total Common Stocks (cost of $1,005,520,410)		1,096,827,610
Investment Company – 2.1%
	SSGA Prime Money Market Fund	24,869,249	24,869,249

	Total Investment Company (cost of $24,869,249)		24,869,249
Preferred Stocks – 2.0%
HEALTH CARE – 2.0%
Health Care Providers & Services – 2.0%
	Fresenius AG	202,356	23,190,403
	Health Care Providers & Services Total		23,190,403
	HEALTH CARE TOTAL		23,190,403

	Total Preferred Stocks (cost of $21,751,306)		23,190,403

	Total Investments – 98.3% (cost of $1,052,140,965)(c)(d)		1,144,887,262

	Other Assets & Liabilities, Net – 1.7%		20,274,959

	Net Assets – 100.0%		1,165,162,221

4

Notes to Investment Portfolio:

*

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 1.2% of net assets.

(c)	Cost for federal income tax purposes is $1,052,140,965.

(d)	Unrealized appreciate and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
126,842,062	(34,095,765)	92,746,297

5

Summary of Securities by Country	Value ($)	% of total Investment
JAPAN	184,261,079	15.8%
UNITED KINGDOM	178,727,188	15.3
FRANCE	153,195,160	13.1
SWITZERLAND	145,726,584	12.5
CANADA	68,745,298	6.0
MEXICO	66,495,838	6.0
UNITED STATES	59,477,464	5.1
SWEDEN	43,396,313	4.0
HONG KONG	43,433,678	4.0
KOREA	39,454,782	3.4
INDIA	26,344,561	2.3
GERMANY	23,190,403	2.0
AUSTRIA	22,575,899	2.0
SINGAPORE	20,423,760	2.0
BRAZIL	21,121,604	2.0
IRELAND	18,146,167	2.0
ITALY	17,350,889	1.5
SOUTH AFRICA	12,820,595	1.1
	1,144,887,262	100.0%

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Nations SmallCap Value Fund

		Shares	Value ($)*

Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 14.7%
Auto Components – 2.0%
	BorgWarner, Inc.	19,000	1,019,730
	Cooper Tire & Rubber Co. (b)	92,900	1,725,153
	Tenneco Automotive, Inc. (a)	67,200	1,118,208
	Auto Components Total		3,863,091
Hotels, Restaurants & Leisure – 2.7%
	Alliance Gaming Corp. (a)(b)	133,800	1,875,876
	La Quinta Corp. (a)	218,000	2,033,940
	Marcus Corp.	67,300	1,428,106
	Hotels, Restaurants & Leisure Total		5,337,922
Media – 2.5%
	Carmike Cinemas, Inc.	48,175	1,478,009
	Emmis Communications Corp. (a)	86,600	1,530,222
	Scholastic Corp. (a)	49,100	1,892,805
	Media Total		4,901,036
Specialty Retail – 5.2%
	AnnTaylor Stores Corp. (a)	80,600	1,956,967
	Finish Line, Inc., Class A (a)	73,800	1,396,296
	GameStop Corp., Class A (a)	51,300	1,678,023
	Inter Parfums, Inc.	87,400	1,694,686
	Regis Corp.	40,600	1,586,648
	Stage Stores, Inc. (a)	43,300	1,887,880
	Specialty Retail Total		10,200,500
Textiles, Apparel & Luxury Goods – 2.3%
	Carter’s, Inc. (a)	17,800	1,039,164
	K-Swiss, Inc.	53,200	1,720,488
	Phillips-Van Heusen Corp.	51,000	1,667,190
	Textiles, Apparel & Luxury Goods Total		4,426,842
	CONSUMER DISCRETIONARY TOTAL		28,729,391

CONSUMER STAPLES – 2.1%
Food & Staples Retailing – 0.5%
	Longs Drug Stores Corp.	23,400	1,007,370
	Food & Staples Retailing Total		1,007,370
Food Products – 1.1%
	American Italian Pasta Co., (b)	47,600	1,000,552

1

		Shares	Value ($)

Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Del Monte Foods Co. (a)	100,900	1,086,692
	Food Products Total		2,087,244
Household Products – 0.5%
	Spectrum Brands, Inc. (a)	30,800	1,016,400
	Household Products Total		1,016,400
	CONSUMER STAPLES TOTAL		4,111,014

ENERGY – 4.1%
Energy Equipment & Services – 1.9%
	Grey Wolf, Inc. (a) (b)	258,600	1,916,226
	Universal Compression Holdings, Inc.(a)	49,400	1,790,256
	Energy Equipment & Services Total		3,706,482
Oil, Gas & Consumable Fuels – 2.2%
	Encore Acquisition Co. (a) (b)	50,800	2,082,800
	W&T Offshore, Inc. (b)	88,400	2,127,787
	Oil, Gas & Consumable Fuels Total		4,210,587
	ENERGY TOTAL		7,917,069

FINANCIALS – 25.6%
Capital Markets – 2.1%
	Affiliated Managers Group, Inc. (a) (b)	31,000	2,118,230
	American Capital Strategies (b)	56,100	2,025,771
	Capital Markets Total		4,144,001
Commercial Banks – 8.7%
	Cardinal Financial Corp. (a)	139,585	1,310,703
	Colonial BancGroup, Inc.	96,300	2,124,378
	Community Bank System, Inc.	56,300	1,373,157
	First Niagara Financial Group, Inc.	150,736	2,197,731
	First Republic Bank	49,400	1,745,302
	First State Bancorporation	100,200	1,932,858
	Fulton Financial Corp. (b)	68,862	1,239,516
	Independent Bank Corp	48,300	1,362,543
	Prosperity Bancshares, Inc.	59,400	1,699,434
	Summit Bancshares, Inc.	114,320	1,977,736
	Commercial Banks Total		16,963,358
Insurance – 3.9%
	Delphi Financial Group, Inc., Class A	43,500	1,920,525
	NYMAGIC, Inc.	58,400	1,363,640
	Platinum Underwriters Holdings Ltd.	67,700	2,154,214

2

		Shares	Value ($)

Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Zenith National Insurance Corp.	32,200	2,185,092
	Insurance Total		7,623,471
Real Estate – 9.2%
	BioMed Realty Trust, Inc., REIT	95,300	2,272,905
	Education Realty Trust, Inc.	105,600	1,932,480
	Equity Inns, Inc. (b)	204,300	2,717,189
	LTC Properties, Inc.	88,700	1,836,090
	OMEGA Healthcare Investors, Inc.	163,600	2,103,896
	Prentiss Properties Trust, REIT (b)	31,300	1,140,572
	SL Green Realty Corp., REIT (b)	27,300	1,760,850
	Tanger Factory Outlet Centers, Inc., REIT	85,600	2,305,208
	U-Store-It Trust, REIT	92,100	1,754,505
	Real Estate Total		17,823,695
Thrifts & Mortgage Finance – 1.7%
	BankAtlantic Bancorp, Inc., Class A	100,100	1,896,895
	Brookline Bancorp, Inc.	85,900	1,396,734
	Thrifts & Mortgage Finance Total		3,293,629
	FINANCIALS TOTAL		49,848,154

HEALTH CARE – 4.4%
Biotechnology – 0.8%
	PRA International (a)	57,600	1,542,528
	Biotechnology Total		1,542,528
Health Care Providers & Services – 3.6%
	Apria Healthcare Group, Inc. (a)	59,100	2,047,224
	LifePoint Hospitals, Inc. (a)	30,800	1,556,016
	Stewart Enterprises, Inc., Class A	257,014	1,680,871
	Symbion, Inc. (a)	72,325	1,724,951
	Health Care Providers & Services Total		7,009,062
	HEALTH CARE TOTAL		8,551,590
INDUSTRIALS – 20.6%
Aerospace & Defense – 0.7%
	AAR Corp. (a)	82,500	1,296,075
	Aerospace & Defense Total		1,296,075
Airlines – 1.8%
	AirTran Holdings, Inc. (a)(b)	113,700	1,049,451
	Alaska Air Group, Inc. (a)(b)	52,500	1,561,875
	Continental Airlines, Inc., Class B (a)	63,200	839,296
	Airlines Total		3,450,622

3

		Shares	Value ($)

Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – 0.9%
	York International Corp	48,200	1,831,600
	Building Products Total		1,831,600
Commercial Services & Supplies – 2.3%
	FTI Consulting, Inc. (a) (b)	55,500	1,159,950
	Steelcase, Inc., Class A	116,200	1,609,370
	Watson Wyatt & Co. Holdings	63,900	1,637,757
	Commercial Services & Supplies Total		4,407,077
Construction & Engineering – 2.2%
	Levitt Corp., Class A	72,300	2,163,215
	URS Corp. (a)	54,400	2,031,840
	Construction & Engineering Total		4,195,055
Machinery – 7.3%
	AGCO Corp. (a)	82,000	1,567,840
	Bucyrus International, Inc., Class A	43,900	1,667,322
	Flowserve Corp. (a)	46,200	1,398,012
	Gardner Denver, Inc. (a)	49,600	1,739,968
	JLG Industries, Inc.	67,500	1,854,900
	Kennametal, Inc.	48,800	2,237,480
	Manitowoc Co., Inc.	47,900	1,964,858
	Watts Water Technologies, Inc.	53,541	1,793,088
	Machinery Total		14,223,468
Marine – 1.4%
	Arlington Tankers	81,200	1,769,348
	Diana Shipping, Inc. (a) (b)	67,800	992,592
	Marine Total		2,761,940
Road & Rail – 0.7%
	Greenbrier Co., Inc.	48,500	1,314,350
	Road & Rail Total		1,314,350
Trading Companies & Distributors – 2.1%
	GATX Corp.	63,300	2,183,850
	United Rentals, Inc. (a)(b)	92,500	1,869,425
	Trading Companies & Distributors Total		4,053,275

4

		Shares	Value ($)

Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation – 1.2%
	Laidlaw International, Inc. (a)	98,200	2,366,620
	Transportation Total		2,366,620
	INDUSTRIALS TOTAL		39,900,082

INFORMATION TECHNOLOGY – 12.8%
Communications Equipment – 1.6%
	EMS Technologies, Inc. (a)	75,900	1,134,705
	Powerwave Technologies, Inc. (a)(b)	201,800	2,062,396
	Communications Equipment Total		3,197,101
Computers & Peripherals – 1.4%
	ActivCard Corp. (a)	192,800	881,096
	PalmOne, Inc. (a) (b)	59,700	1,777,269
	Computers & Peripherals Total		2,658,365
Electronic Equipment & Instruments – 2.4%
	Aeroflex, Inc. (a)	215,600	1,811,040
	Coherent, Inc. (a)	54,300	1,955,343
	Paxar Corp. (a)	48,400	859,100
	Electronic Equipment & Instruments Total		4,625,483
IT Services – 4.2%
	Insight Enterprises, Inc. (a)	91,400	1,844,452
	MAXIMUS, Inc.	55,100	1,944,478
	MPS Group, Inc. (a)	198,700	1,871,754
	SonicWall, Inc. (a)	180,000	970,200
	Sykes Enterprises, Inc. (a)	171,000	1,621,080
	IT Services Total		8,251,964
Semiconductors & Semiconductor Equipment – 2.3%
	Cypress Semiconductor Corp. (a)	124,400	1,566,196
	Fairchild Semiconductor International, Inc. (a)	138,400	2,041,400
	OmniVision Technologies, Inc. (a) (b)	68,300	928,197
	Semiconductors & Semiconductor Equipment Total		4,535,793
Software – 0.9%
	Aspect Communications Corp. (a)	149,100	1,674,393
	Software Total		1,674,393
	INFORMATION TECHNOLOGY TOTAL		24,943,099

MATERIALS – 6.8%
Chemicals – 3.5%
	Crompton Corp.	160,400	2,269,660
	Hercules, Inc. (a)	118,800	1,681,020
	Olin Corp.	77,400	1,411,776

5

		Shares	Value ($)

Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	RPM International, Inc.	80,900	1,477,234
	Chemicals Total		6,839,690
Containers & Packaging – 1.0%
	Crown Holdings, Inc. (a)	134,900	1,919,627
	Containers & Packaging Total		1,919,627
Metals & Mining – 2.3%
	Arch Coal, Inc. (b)	39,800	2,167,906
	Carpenter Technology Corp.	23,341	1,209,063
	Earle M Jorgensen Co. (a)	124,700	1,003,835
	Metals & Mining Total		4,380,804
	MATERIALS TOTAL		13,140,121

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 0.8%
	FairPoint Communications, Inc.	100,700	1,626,305
	Diversified Telecommunication Services Total		1,626,305
Wireless Telecommunication Services – 0.7%
	Wireless Facilities, Inc. (a)	229,800	1,454,633
	Wireless Telecommunication Services Total		1,454,633
	TELECOMMUNICATION SERVICES TOTAL		3,080,937

UTILITIES – 4.9%
Gas Utilities – 2.3%
	Atmos Energy Corp.	78,600	2,263,679
	New Jersey Resources Corp.	45,100	2,176,075
	Gas Utilities Total		4,439,754
Independent Power Producers & Energy Traders – 0.5%
	Calpine Corp. (a)	283,600	964,240
	Independent Power Producers & Energy Traders Total		964,240
Multi - Utilities – 2.1%
	CMS Energy Corp. (a)	138,500	2,085,810
	WPS Resources Corp.	36,200	2,036,250
	Multi - Utilities Total		4,122,060
	UTILITIES TOTAL		9,526,054
	Total Common Stocks (cost of $150,441,208)		189,747,512

6

	Par ($)	Value ($)

Investment Management Companies – 2.7%
Apollo Investment Corp. (c)	134,243	2,474,098
Biotech HOLDERS Trust (b)	12,752	2,133,070
Nations Cash Reserves, Capital Class Shares (c)	704,999	704,995
Total Investment Management Companies (cost of $2,096,521)		5,312,163

Repurchase Agreement – 6.2% (d)		Par
	Repurchase agreement with Wachovia Securities dated 06/30/05, due 07/01/05 at 3.410%, collateralized by U.S. Government Agency securities with various maturities to 10/20/33, market value $12,116,743 (repurchase proceeds $11,957,133)	11,956,00	11,956,000

	Total Repurchase Agreement (cost of $11,956,000)		11,956,000

	Total Investments - 106.4% (cost of $164,493,729)(e)		207,015,675

	Other Assets & Liabilities, Net - (6.4)%		(12,382,852)

	Net Assets—100%		$194,632,823

Notes to Investment Portfolio:

*Securities valuation

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

	(a)	Non-income producing security.

	(b)	All or portion of this security was on loan at June 30, 2005. The market value of securities on loan at June 30, 2005, is $11,955,734.

7

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	This amount represents cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $164,493,729

Unrealized appreciation and depreciation at June 30, 2005 based on cost investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appeciation	Depreciation	Appreciation/Depreciation

	$45,309,963	$2,788,017	$42,521,946

Acronym	Name

REIT	Real Estate Investment Trust

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Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Nations Master Investment Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005